UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-23067

RIVERNORTH CAPITAL AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices)                   (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

Investment Company Report
FOXWAYNE ENTERPRISES ACQUISITION CORP.
Security	35166L109				Meeting Type	Annual
Ticker Symbol	FOXW				Meeting Date	12-Jul-2022
ISIN	US35166L1098				Agenda	935677926 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	A proposal to amend the Company's Second Amended
and Restated Certificate of Incorporation to (i) extend the
date by which the Company has to consummate a
business combination for three months, from July 22,
2022 (the "Original Termination Date") to October 22,
2022 (the "Extended Date"), and (ii) allow the Company,
without another stockholder vote, to elect to extend the
date to consummate a business combination for three
months after the Extended Date, for a total of up to six
months after the Original Termination Date.				Management	For	For
2a.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Jonathan Hale Zippin			Management	For	For
2b.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Sundeep Agrawal			Management	For	For
3.	A proposal to ratify the appointment of WithumSmith+Brown PC as the Company's independent accountants for the fiscal year ending December 31, 2022.			Management	For	For
4.	A proposal to approve the adjournment of the Annual Meeting by the Chairman thereof to a later date, if necessary.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	6,759	0	17-Jun-2022	17-Jun-2022
ITHAX ACQUISITION CORP.
Security	G49775102				Meeting Type	Special
Ticker Symbol	ITHX				Meeting Date	15-Jul-2022
ISIN	KYG497751027				Agenda	935684705 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal-RESOLVED, as an
ordinary resolution, that ITHAX's entry into (1) the
Business Combination Agreement, dated as of December
20, 2021 (as may be amended, supplemented or
otherwise modified from time to time, the "Business
Combination Agreement"), by and among ITHAX, Ithax
Merger Sub I, LLC, a Delaware limited liability company
and wholly owned subsidiary of ITHAX ("First Merger
Sub"), Ithax Merger Sub II a Delaware limited liability
company and wholly ...(due to space limits, see proxy
material for full proposal).				Management	For	For
2.	The Domestication Proposal-RESOLVED, as a special
resolution, that (a) ITHAX be transferred by way of
continuation to Delaware pursuant to Article 32 of the
amended and restated articles of association of ITHAX,
Part XII of the Companies Act (As Revised) of the
Cayman Islands and Section 388 of the General
Corporation Law of the State of Delaware and,
immediately upon being de- registered in the Cayman
Islands, ITHAX be continued and domesticated as a
corporation under the laws of the State of ...(due to space
limits, see proxy material for full proposal).				Management	For	For
3.	The Proposed Charter and Bylaws Proposal-
RESOLVED, as a special resolution, that the Interim
Charter of ITHAX to be in effect upon the Domestication
(a copy of which is attached to the proxy
statement/prospectus as Annex I) be replaced in its
entirety with the Proposed Charter and Proposed Bylaws
of New Mondee (copies of which are attached to the
proxy statement/prospectus as Annex B and Annex C,
respectively), which be approved as the amended and
restated certificate of incorporation and the bylaws of
New Mondee, effective at the First Effective Time.				Management	For	For
4a.	Advisory Governing Documents Proposal A-RESOLVED,
as a non- binding advisory resolution that the change in
the authorized share capital of ITHAX, first (a) upon the
Domestication, from (i) US$111,000 divided into
100,000,000 Class A ordinary shares of US$0.001 each,
10,000,000 Class B ordinary shares of US$0.001 and
1,000,000 preference shares of US$0.001 each, to (ii)
US$111,000 divided into 100,000,000 shares of Class A
common stock, par value $0.0001 per share ("New
Mondee Common Stock"), ...(due to space limits, see
proxy material for full proposal).				Management	For	For
4b.	Advisory Governing Documents Proposal B-RESOLVED,
as a non- binding advisory resolution that the
authorization to the New Mondee Board to issue any or
all shares of New Mondee Preferred Stock in one or more
classes or series, with such terms and conditions as may
be expressly determined by the New Mondee Board and
as may be permitted by the DGCL be approved.				Management	For	For
4c.	Advisory Governing Documents Proposal C-RESOLVED,
as a non- binding advisory resolution that the removal of
the ability of New Mondee stockholders to take action by
written consent in lieu of a meeting provided, however
that the holders of New Mondee Preferred Stock may
take action by written consent to the extent provided by
the Certificate of Designation with respect to the New
Mondee Preferred Stock, be approved.				Management	For	For
4d.	Advisory Governing Documents Proposal D-RESOLVED,
as a non- binding advisory resolution that the
replacement of the Existing Governing Documents be
approved and that all other changes necessary or, as
mutually agreed in good faith by ITHAX and Mondee,
desirable in connection with the replacement of Existing
Governing Documents with the Proposed Charter and
Proposed Bylaws (copies of which are attached to the
proxy statement/prospectus as Annex B and Annex C,
respectively) as ...(due to space limits, see proxy material
for full proposal).				Management	For	For
4e.	Advisory Governing Documents Proposal E-RESOLVED,
as a non- binding advisory resolution that the election of
New Mondee to not be governed by Section 203 of the
DGCL and limiting certain corporate takeovers by
interested stockholders be approved.				Management	For	For
5.	The Nasdaq Proposal-RESOLVED, as an ordinary
resolution, that for the purposes of complying with the
applicable provisions of Nasdaq Listing Rule 5635, the
issuance of 7,000,000 shares of New Mondee Common
Stock in the PIPE Financing be approved and adopted in
all respects.				Management	For	For
7.	The Equity Incentive Plan Proposal-RESOLVED, as an
ordinary resolution, that the New Mondee 2022 Equity
Incentive Plan, a copy of which is attached to the proxy
statement/prospectus as Annex D, be adopted and
approved.				Management	For	For
8.	The Equity Stock Purchase Plan Proposal-RESOLVED,
as an ordinary resolution, that the New Mondee
Employee Stock Purchase Plan, a copy of which is
attached to the proxy statement/prospectus as Annex E,
be adopted and approved.				Management	For	For
9.	The Adjournment Proposal-RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting to a later date or dates (A) to solicit
additional proxies for the purpose of obtaining approval
by the ITHAX shareholders of each of the proposals
necessary to consummate the transactions contemplated
by the Business Combination Agreement, (B) for the
absence of a quorum or (C) if the holders of the Class A
ordinary shares have elected to redeem a number of
Class ...(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	9,398	0	30-Jun-2022	30-Jun-2022
BLACKROCK DEBT STRATEGIES FD INC
Security	09255R202				Meeting Type	Annual
Ticker Symbol	DSU				Meeting Date	25-Jul-2022
ISIN	US09255R2022				Agenda	935675059 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Frank J. Fabozzi				Split	Split
2	Robert Fairbairn				Split	Split
3	J. Phillip Holloman				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	36,414	0	22-Jul-2022	22-Jul-2022
BARINGS GBL SHORT DURATION H/Y FUND
Security	06760L100				Meeting Type	Annual
Ticker Symbol	BGH				Meeting Date	08-Aug-2022
ISIN	US06760L1008				Agenda	935685872 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	David M. Mihalick				Split	Split
2	Dr.Bernard A Harris Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	39,280	0	05-Aug-2022	05-Aug-2022
INVESCO HIGH INCOME TRUST II
Security	46131F101				Meeting Type	Annual
Ticker Symbol	VLT				Meeting Date	08-Aug-2022
ISIN	US46131F1012				Agenda	935687737 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Prema Mathai-Davis				Split	Split
4	Ann Barnett Stern				Split	Split
5	Daniel S. Vandivort				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	15,101	0	05-Aug-2022	05-Aug-2022
ARIES I ACQUISITION CORP.
Security	G0542N107				Meeting Type	Special
Ticker Symbol	RAM				Meeting Date	12-Aug-2022
ISIN	KYG0542N1079				Agenda	935696611 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of Aries currently in effect be amended and restated by the
deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of
Association of Aries (a copy of which is attached to the
proxy statement for this Meeting as Annex A)."				Management	For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated May 18, 2021, by
and between Aries and Continental Stock Transfer &
Trust Company, allowing Aries to extend the Business
Combination Period up to twelve (12) times for an
additional one (1) month each time from 08/21/2022 to
08/21/2023 by depositing into the trust account, for each
one-month extension, the lesser of (a) $120,000 and (b)
$0.035 for each Class A ordinary share outstanding after
giving effect to the Redemption.				Management	For	For
3)	The Adjournment Proposal - To adjourn the special
meeting of Aries shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	13,790	0	09-Aug-2022	09-Aug-2022
BNY MELLON HIGH YIELD STRATEGIES FUND
Security	09660L105				Meeting Type	Annual
Ticker Symbol	DHF				Meeting Date	16-Aug-2022
ISIN	US09660L1052				Agenda	935686494 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Bradley J. Skapyak				Split	Split
2	Roslyn M. Watson				Split	Split
3	Benaree Pratt Wiley				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	101,960	0	15-Aug-2022	15-Aug-2022
GIGINTERNATIONAL1, INC.
Security	37518W106				Meeting Type	Special
Ticker Symbol	GIW				Meeting Date	19-Aug-2022
ISIN	US37518W1062				Agenda	935698615 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from August 21, 2022
to February 21, 2023 (i.e., for a period of time ending 21
months from the consummation of its initial public
offering).				Management	For	For
2.	Trust Amendment: Amend the Company's investment
management trust agreement, dated as of May 18, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company, allowing the Company to
extend the Combination Period six (6) times for an
additional one (1) month each time from August 21, 2022
to February 21, 2023 by depositing into the Trust Account
for each one-month extension the lesser of: $200,000 or
$0.05 per share multiplied by the number of public shares
then outstanding.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,064	0	15-Aug-2022	15-Aug-2022
LAKESHORE AQUISITION I CORP.
Security	G53521103				Meeting Type	Special
Ticker Symbol	LAAA				Meeting Date	07-Sep-2022
ISIN	KYG535211034				Agenda	935703567 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Proposal - Approval of an amendment to the
company's amended and restated memorandum & AOA
(together, the "Existing Charter") (i) extend from
September 15, 2022 ("Original Termination Date") to
December 15, 2022 ("Extended Date"), date by which, if
the company has not consummated a merger,
amalgamation, share exchange, asset acquisition, share
purchase, reorganization or similar business combination
involving one or more businesses or entities.				Management	For	For
2.	Adjournment Proposal- Approval of adjournment of the
General Meeting by the chairman thereof to a later date,
if necessary, under certain circumstances, to solicit
additional proxies for purpose of approving extension
proposal, to amended extension proposal, or to allow
reasonable additional time for filing or mailing of any
supplemental or amended disclosure that the company
has determined in good faith after consultation with
outside legal counsel is required under applicable law
and for such supplemental or amended.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	8,972	0	30-Aug-2022	30-Aug-2022
GOLDEN PATH ACQUISITION CORPORATION
Security	G4028H105				Meeting Type	Special
Ticker Symbol	GPCO				Meeting Date	08-Sep-2022
ISIN	KYG4028H1056				Agenda	935704470 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Approval of the Business Combination (the "Business Combination Proposal" or "Proposal 1").			Management	For	For
2.	DIRECTOR			Management
1	Guohui Kang				For	For
2	Wei Peng				For	For
3	Mi Zhou				For	For
4	Han Qin				For	For
5	Jun Liu				For	For
6	Xu Zhang				For	For
3.	Approval for purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635(d), the issuance
by Golden Path of an aggregate of 44,554,455 newly
issued Golden Path ordinary shares to the MC
shareholders pursuant to the Merger Agreement and the
issuance of an aggregate of 380,000 ordinary shares as
compensation to Peace Asset Management for services
provided by Peace Asset Management in connection with
sourcing MC as a business combination candidate (the
"Nasdaq Stock Issuance Proposal" or "Proposal 3").				Management	For	For
4.	Approval by way of special resolution to change the
name of Golden Path to MicroCloud Hologram Inc. (the
"Name Change Proposal" or "Proposal 4"). For the
purposes of the laws of the Cayman Islands, the full text
of the resolution is as follows: "RESOLVED, as a special
resolution, that the Company change its name from
"Golden Path Acquisition Corporation" to "MicroCloud
Hologram Inc." and, subject to the provisions of the
Companies Act (Revised), the change of name shall take
effect immediately from the passing this resolution;".				Management	For	For
5.	Approval by way of special resolution of all other changes
in connection with the amendment, restatement and
replacement of the Golden Path's memorandum and
articles of association including, among other things, (1)
making New Golden Path's corporate existence
perpetual, and (2) removing certain provisions related to
Golden Path's status as a blank check company that will
no longer be applicable upon consummation of the
Business Combination (the "Articles Amendment
Proposal" or ...(due to space limits, see proxy material for
full proposal).				Management	For	For
6.	Approval to adjourn the Extraordinary General Meeting
under certain circumstances, which is more fully
described in the accompanying proxy statement, which
we refer to as the "Adjournment Proposal" or Proposal 6")
and, together with the Business Combination Proposal,
the Director Election Proposal, the Nasdaq Stock
Issuance Proposal, the Name Change Proposal, the
Articles Amendment Proposal and the Adjournment
Proposal, the "Proposals.".				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,453	0	30-Aug-2022	30-Aug-2022
SPK ACQUISITION CORP.
Security	848651105				Meeting Type	Special
Ticker Symbol	SPK				Meeting Date	09-Sep-2022
ISIN	US8486511053				Agenda	935705181 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	CHARTER AMENDMENT PROPOSAL - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") SIX (6) TIMES FOR AN
ADDITIONAL ONE (1) MONTH EACH TIME UNTIL
MARCH 10, 2023 IF APPROVED BY THE COMPANY'S
BOARD OF DIRECTORS.				Management	For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF JUNE 3, 2022 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
SIX (6) TIMES FOR AN ADDITIONAL ONE-MONTH
PERIOD EACH TIME, FROM SEPTEMBER 10, 2022 UP
TO MARCH 10, 2023 (THE "TRUST AMENDMENT") BY
DEPOSITING INTO THE TRUST ACCOUNT $50,000
FOR EACH ONE-MONTH EXTENSION.				Management	For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE GENERAL MEETING TO
ADJOURN THE GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
VOTES TO APPROVE THE PROPOSAL 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	21,054	0	02-Sep-2022	02-Sep-2022
PIONEER FLOATING RATE TRUST
Security	72369J102				Meeting Type	Annual
Ticker Symbol	PHD				Meeting Date	15-Sep-2022
ISIN	US72369J1025				Agenda	935697904 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Director to serve until the third annual meeting: John E. Baumgardner, Jr.			Management	Split	Split
1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones			Management	Split	Split
1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	4,600	0	14-Sep-2022	14-Sep-2022
FIRST TRUST HY OPPORTUNITIES 2027 TERM
Security	33741Q107				Meeting Type	Annual
Ticker Symbol	FTHY				Meeting Date	19-Sep-2022
ISIN	US33741Q1076				Agenda	935701044 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class III Trustee for a three-year term: James A. Bowen			Management	Split	Split
1.2	Election of Class III Trustee for a three-year term: Robert F. Keith			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	43,464	0	16-Sep-2022	16-Sep-2022
MODEL PERFORMANCE ACQUISITION CORP
Security	G6246M105				Meeting Type	Special
Ticker Symbol	MPAC				Meeting Date	28-Sep-2022
ISIN	VGG6246M1059				Agenda	935710170 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL
THREE MONTH EACH TIME FROM OCTOBER 12,
2022 TO APRIL 12, 2023.				Management	For	For
2.	ADJOURNMENT-APPROVAL TO DIRECT THE
CHAIRMAN OF THE EXTRAORDINARY GENERAL
MEETING TO ADJOURN THE EXTRAORDINARY
GENERAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
THE PROPOSAL 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	20,604	0	12-Sep-2022	12-Sep-2022
NOCTURNE ACQUISITION CORP.
Security	G6580S114				Meeting Type	Special
Ticker Symbol	MBTC				Meeting Date	04-Oct-2022
ISIN	KYG6580S1140				Agenda	935708466 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Memorandum and Articles of
Association to extend the date by which the Company
must consummate a business combination from October
5, 2022 to April 5, 2023.				Management	For	For
2.1	Appointment of Director to serve until the 2024 annual general meeting: Henry Monzon			Management	For	For
2.2	Appointment of Director to serve until the 2024 annual general meeting: Ka Seng (Thomas) Ao			Management	For	For
2.3	Appointment of Director to serve until the 2024 annual general meeting: Simon Choi			Management	For	For
2.4	Appointment of Director to serve until the 2024 annual general meeting: Kashan Zaheer Piracha			Management	For	For
2.5	Appointment of Director to serve until the 2024 annual general meeting: Derek Yiyi Feng			Management	For	For
2.6	Appointment of Director to serve until the 2024 annual general meeting: Ka Lok (Ivan) Wong			Management	For	For
2.7	Appointment of Director to serve until the 2024 annual general meeting: Giuseppe Mangiacotti			Management	For	For
3.	Auditor Ratification Proposal: Ratify the selection by the
Company's audit committee of Marcum LLP to serve as
the Company's independent registered public accounting
firm for the year ended December 31, 2022.				Management	For	For
4.	Adjournment Proposal: Approve the adjournment of the
Extraordinary General Meeting in lieu of the 2022 Annual
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	18,503	0	12-Sep-2022	12-Sep-2022
EATON VANCE SENIOR INCOME TRUST
Security	27826S103				Meeting Type	Annual
Ticker Symbol	EVF				Meeting Date	13-Oct-2022
ISIN	US27826S1033				Agenda	935704723 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	George J. Gorman				Split	Split
2	Marcus L. Smith				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV32	RIVERNORTH SPECIALTY FINANCE CORP FBO PERSHING	997RV32	STATE STREET BANK & TRUST CO	100,000	0	12-Oct-2022	12-Oct-2022
EATON VANCE SENIOR INCOME TRUST
Security	27826S103				Meeting Type	Annual
Ticker Symbol	EVF				Meeting Date	13-Oct-2022
ISIN	US27826S1033				Agenda	935704723 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	George J. Gorman				Split	Split
2	Marcus L. Smith				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	38,061	0	12-Oct-2022	12-Oct-2022
LMF ACQUISITION OPPORTUNITIES, INC.
Security	502015100				Meeting Type	Special
Ticker Symbol	LMAO				Meeting Date	18-Oct-2022
ISIN	US5020151008				Agenda	935716665 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Business Combination Proposal - To consider and vote
upon a Proposal to approve the transactions
contemplated under the Merger Agreement, dated as of
April 21, 2022, by and among LMAO, LMF Merger Sub,
Inc., a Delaware corporation and wholly-owned
subsidiary of LMAO and SeaStar Medical, Inc., a
Delaware corporation, a copy of which is attached to the
proxy statement/ prospectus as Annex A.				Management	For	For
2.	Charter Approval Proposal - To consider and vote upon a
Proposal to approve the Second Amended and Restated
Certificate of Incorporation of LMAO, a copy of which is
attached to the proxy statement/prospectus as Annex B.				Management	For	For
3a.	Governance Proposal 3A - To (i) reclassify LMAO's
existing 100,000,000 authorized shares of Class A
Common Stock into 100,000,000 authorized shares of
Common Stock (after giving effect to the conversion of
each outstanding share of Class B Common Stock to
Class A Common Stock under the terms of LMAO's
current certificate of incorporation) and (ii) increase the
number of shares of preferred stock LMAO is authorized
to issue from 1,000,000 shares to 10,000,000 shares.				Management	For	For
3b.	Governance Proposal 3B - To change the classification of the Board from two classes of directors with staggered two-year terms to three classes of directors with staggered three-year terms.			Management	For	For
3c.	Governance Proposal 3C - To require the vote of at least
two- thirds (66 and 2/3%) of the outstanding shares of
capital stock, voting together as a single class, rather
than a simple majority, to remove a director from office.				Management	For	For
3d.	Governance Proposal 3D - To remove certain provisions related to LMAO's status as a special purpose acquisition company that will no longer be relevant following the Business Combination.			Management	For	For
4.	Stock Plan Proposal - To consider and vote upon a
Proposal to approve the LMF Acquisition Opportunities,
Inc. 2022 Omnibus Incentive Plan, a copy of which is to
be attached to the proxy statement/prospectus as Annex
D.				Management	For	For
5.	ESPP Proposal - To consider and vote upon a Proposal
to approve the LMF Acquisition Opportunities, Inc. 2022
Employee Stock Purchase Plan, a copy of which is to be
attached to the proxy statement/prospectus as Annex E.				Management	For	For
6.	Nasdaq Proposal - To consider and vote upon a Proposal
to approve, for purposes of complying with Nasdaq
Listing Rule 5635, the issuance of shares of Common
Stock and securities convertible into or exercisable for
Common Stock in the Business Combination, the PIPE
Investment, and the Common Stock Investment.				Management	For	For
7.	DIRECTOR			Management
1	Andres Lobo*				For	For
2	Rick Barnett*				For	For
3	Bruce Rodgers+				For	For
4	Richard Russell+				For	For
5	Allan Collins+				For	For
6	Eric Schlorff#				For	For
7	Kenneth Van Heel#				For	For
8.	Adjournment Proposal - To consider and vote upon a Proposal to approve the adjournment of the meeting by the chairman thereof to a later date, if necessary.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	34,075	0	11-Oct-2022	11-Oct-2022
VENUS ACQUISITION CORPORATION
Security	G9420F102				Meeting Type	Special
Ticker Symbol	VENA				Meeting Date	21-Oct-2022
ISIN	KYG9420F1028				Agenda	935719483 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To Approve the Merger Agreement, dated as of June 10,
2021, as amended, by and among Venus, Venus
Acquisition Merger Subsidiary, Inc., VIYI Algorithm Inc.
("VIYI") and WiMi Hologram Cloud Inc. (collectively
referred to as the "Business Combination"). This proposal
is referred to as the "Business Combination Proposal" or
"Proposal No. 1".				Management	For	For
2.	DIRECTOR			Management
1	Jie Zhao				For	For
2	Min Shu				For	For
3	Shan Cui				For	For
4	Haixia Zhao				For	For
5	Wengang Kang				For	For
3.	To Approve for purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635(d), the issuance
by Venus of an aggregate of 39,603,961 Venus ordinary
shares to the VIYI shareholders pursuant to the Merger
Agreement. This proposal is referred to as the "Nasdaq
Stock Issuance Proposal" or "Proposal No. 3".				Management	For	For
4.	To Approve the amendments to increase the number of
authorized ordinary shares to 200,000,000 ordinary
shares ("Share Increase Proposal" or "Proposal No. 4").
For the purposes of the laws of the Cayman Islands, the
full text of the resolution is as follows: "RESOLVED, as
an ordinary resolution, that the authorized share capital of the Company be amended from USD50,000 divided into
50,000,000 ordinary shares of par value USD0.001 each
into USD200,000 divided into 200,000,000 ordinary
shares of par value USD0.001 each;"				Management	For	For
5.	To Approve by way of special resolution of amendments
to Venus' memorandum and articles of association to
change its name to MicroAlgo Inc. (the "Name Change
Proposal" or "Proposal No. 5") For the purposes of the
laws of the Cayman Islands, the full text of the resolution
is as follows: "RESOLVED, as a special resolution, that
the Company change its name from "Venus Acquisition
Corporation" to "MicroAlgo Inc." and, subject to the
provisions of the Companies Act (Revised), the change of
name take effect immediately from the passing this
resolution;"				Management	For	For
6.	To Approve by way of special resolution of all other
changes in connection with the amendment, restatement
and replacement of the Venus' memorandum and articles
of association including, among other things, (1) making
New Venus' corporate existence perpetual, and (2)
removing certain provisions related to Venus' status as a
blank check company that will no longer be applicable
upon consummation of the Business Combination (the
"Articles Amendment Proposal" or "Proposal No. 6"). For
the ...(due to space limits, see proxy material for full
proposal).				Management	For	For
7.	To Approve to adjourn the Extraordinary General Meeting
under certain circumstances, which is more fully
described in the accompanying proxy statement, which
we refer to as the "Adjournment Proposal" or "Proposal
No. 7") and, together with the Business Combination
Proposal, the Director Election Proposal, the Nasdaq
Stock Issuance Proposal, the Share Increase Proposal,
the Name Change Proposal, the Articles Amendment
Proposal and the Adjournment Proposal, collectively the
"Proposals."				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	35,317	0	17-Oct-2022	17-Oct-2022
IGNYTE ACQUISITION CORP.
Security	45175H106				Meeting Type	Special
Ticker Symbol	IGNY				Meeting Date	24-Oct-2022
ISIN	US45175H1068				Agenda	935720626 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Business Combination Proposal: To approve and adopt
the Business Combination Agreement, dated as of April
28, 2022, by and between Ignyte Acquisition Corp.,
Ignyte Korea Co, Ltd. and Peak Bio Co., Ltd., including
the transactions contemplated thereby.				Management	For	For
2.	Governing Documents Proposal: To consider and vote
upon (a) the adoption of Ignyte's Second Amended and
Restated Certificate of Incorporation and Ignyte's
Amended and Restated Bylaws, which supersede the
existing Amended and Restated Certificate of
Incorporation of Ignyte and the Bylaws of Ignyte.				Management	For	For
3.	Nasdaq Proposal: To consider and vote upon a proposal
to approve, for purposes of complying with Nasdaq
Listing Rule 5635, the issuance of more than 20% of
Ignyte's Common Stock in connection with the Business
Combination and the PIPE Financing.				Management	For	For
4.	Incentive Plan Proposal: To consider and vote upon a
proposal to approve and adopt a new long-term incentive
plan in form and substance reasonably acceptable to
Ignyte and Peak Bio, a copy of which is attached to the
accompanying proxy statement as Annex J.				Management	For	For
5.	Director Election Proposal: To consider and vote upon a
proposal to elect up to seven (7) directors, effective as of and contingent upon the consummation of the Business
Combination, to serve on Peak Bio, Inc.'s board of
directors until the expiration of their applicable term, and until their respective successors are duly elected and
qualified or until their earlier resignation, removal or
death.				Management	For	For
6.	Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if there are
insufficient votes for, or otherwise in connection with, the
approval of the Proposals 1 through 5.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	7,518	0	17-Oct-2022	17-Oct-2022
PROGRESS ACQUISITION CORP.
Security	74327P105				Meeting Type	Special
Ticker Symbol	PGRW				Meeting Date	27-Oct-2022
ISIN	US74327P1057				Agenda	935722428 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 8,
2022 to May 8, 2023 or such earlier date as determined
by the board of directors.				Management	For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	17,658	0	20-Oct-2022	20-Oct-2022
IGNYTE ACQUISITION CORP.
Security	45175H106				Meeting Type	Special
Ticker Symbol	IGNY				Meeting Date	31-Oct-2022
ISIN	US45175H1068				Agenda	935724876 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from November 1,
2022 to May 1, 2023 (i.e., for a period of time ending 27
months from the consummation of its initial public
offering).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	7,518	0	26-Oct-2022	26-Oct-2022
MAQUIA CAPITAL ACQUISITION CORPORATION
Security	56564V101				Meeting Type	Special
Ticker Symbol	MAQC				Meeting Date	03-Nov-2022
ISIN	US56564V1017				Agenda	935722909 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 7,
2022 to May 7, 2023 or such earlier date as determined
by the board of directors.				Management	For	For
2.1	Election of Class I Director: Pedro Manuel Zorrilla Velasco			Management	For	For
2.2	Election of Class I Director: Luis Antonio Marquez-Heine			Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	12,687	0	26-Oct-2022	26-Oct-2022
GLOBAL CONSUMER ACQUISITION CORP.
Security	37892B108				Meeting Type	Special
Ticker Symbol	GACQ				Meeting Date	10-Nov-2022
ISIN	US37892B1089				Agenda	935721325 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Luminex Business Combination Proposal - To
consider and vote, assuming the Charter Proposal (as
defined below) is approved and adopted, upon a proposal
to approve the transactions contemplated under the
Luminex SPA (such proposal, the "Luminex Business
Combination Proposal"). A copy of the Luminex SPA is
attached to the proxy statement as Annex A.				Management	For	For
2.	The GP Global Business Combination Proposal - To
consider and vote, assuming the Charter Proposal is
approved and adopted, upon a proposal to approve the
transactions contemplated under the GP Global SPA
(such proposal, the "GP Global Business Combination
Proposal"). A copy of the GP Global SPA is attached to
the proxy statement as Annex B.				Management	For	For
3.	The Charter Proposal - to consider and vote, assuming
that the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
proposed Second Amended and Restated Certificate of
Incorporation of GACQ, a copy of which is attached to the
proxy statement as Annex C (the "Proposed Charter,"
and such proposal, the "Charter Proposal").				Management	For	For
4a.	The Advisory Charter Proposal A - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Name of the Combined
Company.				Management	For	For
4b.	The Advisory Charter Proposal B - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Provisions Specific to a
Blank Check Company.				Management	For	For
4c.	The Advisory Charter Proposal C - To approve and
adopt, on a non- binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Authorized Shares of
Combined Company's Preferred Stock.				Management	For	For
4d.	The Advisory Charter Proposal D - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Voting Threshold for
Director Removal.				Management	For	For
4e.	The Advisory Charter Proposal E - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Business Combinations.				Management	For	For
5.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of more than 20% of
the issued and outstanding shares of GACQ Common
Stock in connection with the issuance of a maximum of
8,170,000 shares of GACQ Common Stock (subject to
adjustment as described in the Proxy Statement)
pursuant to the terms of the GP Global SPA, which will
result in a change of control, as required by Nasdaq
Listing Rule 5635(a) and 5635(b) (such proposal, the
"Nasdaq Proposal").				Management	For	For
6a.	Election of Director: Sergio Pedreiro			Management	For	For
6b.	Election of Director: Rohan Ajila			Management	For	For
6c.	Election of Director: Gautham Pai			Management	For	For
6d.	Election of Director: Art Drogue			Management	For	For
6e.	Election of Director: Tom Clausen			Management	For	For
6f.	Election of Director: Dennis Tse			Management	For	For
7.	The Incentive Plan Proposal - To consider and vote,
assuming the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
Ascense Brands Inc. 2022 Omnibus Incentive Plan, a
copy of which is attached to the proxy statement as
Annex D, in connection with the Business Combinations
(the "Equity Incentive Plan," and such proposal, the
"Incentive Plan Proposal").				Management	For	For
8.	The Current Charter Amendment Proposal - To consider
and vote upon a proposal to modify Article SIXTH (D) in
the Current Charter in order to expand the methods that
GACQ may employ to not become subject to the "penny
stock" rules of the Securities and Exchange Commission
(such proposal, the "Current Charter Amendment
Proposal").				Management	For	For
9.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Meeting, there are not sufficient votes to approve
each of the Luminex Business Combination Proposal, GP
Global Business Combination Proposal, the Charter
Proposal, the Nasdaq Proposal, the Directors Proposal,
the Incentive Plan Proposal, and the Current Charter
Amendment Proposal (such proposal, the "Adjournment
Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	11,064	0	31-Oct-2022	31-Oct-2022
VENUS ACQUISITION CORPORATION
Security	G9420F102				Meeting Type	Special
Ticker Symbol	VENA				Meeting Date	10-Nov-2022
ISIN	KYG9420F1028				Agenda	935726109 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Proposal. Amend Venus' Amended and
Restated Memorandum and Articles of Association to
extend the date by Venus must consummate its initial
business combination to December 11, 2022, by
amending the Amended and Restated Memorandum and
Articles of Association to delete the existing Section 48.7
and 48.8 thereof and replacing it with the new Section
48.7 and 48.8 in the form set forth in Annex A of the
accompanying proxy statement.				Management	For	For
2.	Adjournment Proposal. To direct the chairman of the
Extraordinary General Meeting to adjourn the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Proposals 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	35,317	0	02-Nov-2022	02-Nov-2022
DATA KNIGHTS ACQUISITION CORP.
Security	237699103				Meeting Type	Special
Ticker Symbol	DKDCA				Meeting Date	11-Nov-2022
ISIN	US2376991038				Agenda	935727579 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: IT IS RESOLVED, that
subject to and conditional upon the trust account, which
is governed by the investment management trust
agreement entered into between the Company and
Continental Stock Transfer & Trust Company on May 11,
2021 (the Trust Agreement), having net tangible assets of
at least US$5,000,001 as at the date of this resolution,
the first amendment to the second amended and restated
certificate of incorporation, a copy of which is attached to
the accompanying proxy statement as Annex A.				Management	For	For
2.	Trust Amendment Proposal: IT IS RESOLVED THAT
subject to and conditional upon the trust account, which
is governed by Trust Agreement, having net tangible
assets of at least US$5,000,001 as at the date of this
resolution, the Trust Agreement be amended in the form
set forth in Annex B to the accompanying proxy
statement to allow the Company to extend the date by
which the Company has to complete a business
combination from November 11, 2022 to August 11, 2023
via nine one-month extensions provided the Company
deposits into its trust account.				Management	For	For
3.	Adjournment Proposal: IT IS RESOLVED THAT, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation of proxies to be
determined by the chairman of the Special Meeting be
confirmed, adopted, approved and ratified in all respects,
which we refer to as the "Adjournment Proposal."				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	16,697	0	02-Nov-2022	02-Nov-2022
MOUNTAIN CREST ACQUISITION CORP III
Security	62402U107				Meeting Type	Special
Ticker Symbol	MCAE				Meeting Date	17-Nov-2022
ISIN	US62402U1079				Agenda	935724408 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") UNTIL FEBRUARY 20, 2023.				Management	For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE PROPOSAL 1.				Management	For	For
3.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
MAY 17, 2021 (THE "TRUST AGREEMENT"), TO
PROVIDE THAT THE TIME FOR THE COMPANY TO
COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FOR A PERIOD OF THREE MONTHS
FROM NOVEMBER 20, 2022 TO FEBRUARY 20, 2023
AND TO BE FURTHER EXTENDED TO THE EXTENT
THE COMPANY'S CERTIFICATE OF INCORPORATION
IS FURTHER AMENDED TO EXTEND THE BUSINESS
COMBINATION PERIOD.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,109	0	14-Nov-2022	14-Nov-2022
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G107				Meeting Type	Special
Ticker Symbol	FVT				Meeting Date	22-Nov-2022
ISIN	US34964G1076				Agenda	935732481 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3,170	0	21-Nov-2022	21-Nov-2022
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G206				Meeting Type	Special
Ticker Symbol	FVTU				Meeting Date	22-Nov-2022
ISIN	US34964G2066				Agenda	935732481 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	5	0	21-Nov-2022	21-Nov-2022
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104				Meeting Type	Special
Ticker Symbol	GBRG				Meeting Date	23-Nov-2022
ISIN	VGG3970D1042				Agenda	935725741 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") UP TO THREE (3) TIMES FOR AN
ADDITIONAL THREE MONTHS EACH TIME FROM
DECEMBER 4, 2022 TO SEPTEMBER 4, 2023.				Management	For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE EXTRAORDINARY
GENERAL MEETING TO ADJOURN THE
EXTRAORDINARY GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
VOTES TO APPROVE PROPOSAL 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	60,293	0	02-Nov-2022	02-Nov-2022
OCEANTECH ACQUISITIONS I CORP.
Security	675507107				Meeting Type	Special
Ticker Symbol	OTEC				Meeting Date	29-Nov-2022
ISIN	US6755071072				Agenda	935730324 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from 12/02/2022 to 06/02/2023, or
such earlier date as determined by the Board of
Directors, provided that Sponsor (or its affiliates or
permitted designees) will deposit into Trust Account
$125,000 for each such 1 month extension until
06/02/2023, unless the closing of the Company's initial
business combination shall have occurred, which we
refer to as "Extension Amendment Proposal."				Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
investment management trust agreement, dated as of
May 27, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, (i) allowing
the Company to extend the business combination period
from December 2, 2022 to June 2, 2023 and (ii) updating
certain defined terms in the Trust Agreement.				Management	For	For
3.	Adjournment Proposal: Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal."				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,253	0	03-Nov-2022	03-Nov-2022
ATLAS CREST INVESTMENT CORP. II
Security	049287204				Meeting Type	Special
Ticker Symbol	ACIIU				Meeting Date	01-Dec-2022
ISIN	US0492872041				Agenda	935736263 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
....(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 8, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the General ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated February 3, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).				Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	2	0	29-Nov-2022	29-Nov-2022
ATLAS CREST INVESTMENT CORP. II
Security	049287105				Meeting Type	Special
Ticker Symbol	ACII				Meeting Date	01-Dec-2022
ISIN	US0492871050				Agenda	935736263 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
....(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 8, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the General ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated February 3, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).				Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	8,848	0	29-Nov-2022	29-Nov-2022
FORTISTAR SUSTAINABLE SOLUTIONS CORP
Security	34962M106				Meeting Type	Special
Ticker Symbol	FSSI				Meeting Date	02-Dec-2022
ISIN	US34962M1062				Agenda	935737126 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - To amend the
Company's Amended and Restated Certificate of
Incorporation by adopting the second amended and
restated certificate of incorporation in the form set forth in
Annex A of the proxy statement (the "Second Amended
and Restated Charter") to amend the date by which the
Company must cease all operations except for the
purpose of winding up if it fails to complete a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business ...(due to
space limits, see proxy statement for full proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 29, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy statement
for full proposal).				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy statement
for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	18,576	0	29-Nov-2022	29-Nov-2022
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106				Meeting Type	Special
Ticker Symbol	BSGA				Meeting Date	05-Dec-2022
ISIN	VGG1195R1064				Agenda	935740224 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT AND
RESTATEMENT TO THE COMPANY'S AMENDED AND
RESTATED MEMORANDUM AND ARTICLES OF
ASSOCIATION - to, among other things, extend the date
by which the company has to consummate a business
combination (the "extension") up to four (4) times for an
additional three month each time from December 14,
2022 to December 14, 2023.				Management	For	For
2.	APPROVAL OF ADJOURNMENT - to direct the
Chairman of the extraordinary general meeting to adjourn
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the meeting, there are not sufficient votes to approve the
proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,124	0	29-Nov-2022	29-Nov-2022
CLARIM ACQUISITION CORP.
Security	18049C108				Meeting Type	Special
Ticker Symbol	CLRM				Meeting Date	07-Dec-2022
ISIN	US18049C1080				Agenda	935737152 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 2, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the ...(due to space limits, see proxy material for full
proposal).				Management	For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).				Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	7,515	0	30-Nov-2022	30-Nov-2022
CLARIM ACQUISITION CORP.
Security	18049C207				Meeting Type	Special
Ticker Symbol	CLRMU				Meeting Date	07-Dec-2022
ISIN	US18049C2070				Agenda	935737152 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 2, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the ...(due to space limits, see proxy material for full
proposal).				Management	For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
proposal).				Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	2	0	30-Nov-2022	30-Nov-2022
Z-WORK ACQUISITION CORP.
Security	98880C201				Meeting Type	Special
Ticker Symbol	ZWRKU				Meeting Date	08-Dec-2022
ISIN	US98880C2017				Agenda	935737138 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	2	0	01-Dec-2022	01-Dec-2022
Z-WORK ACQUISITION CORP.
Security	98880C102				Meeting Type	Special
Ticker Symbol	ZWRK				Meeting Date	08-Dec-2022
ISIN	US98880C1027				Agenda	935737138 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
full proposal).				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class B Common Stock, par value $0.0001
per share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3,756	0	01-Dec-2022	01-Dec-2022
SENIOR CONNECT ACQUISITION CORP. I
Security	81723H108				Meeting Type	Special
Ticker Symbol	SNRH				Meeting Date	09-Dec-2022
ISIN	US81723H1086				Agenda	935740933 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, which we refer to as our
initial Business Combination, or (ii) cease its operations,
except for the ...(due to space limits, see proxy material
for full proposal).				Management	For	For
2.	The Adjournment Proposal: Approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,252	0	07-Dec-2022	07-Dec-2022
BIG SKY GROWTH PARTNERS, INC.
Security	08954L102				Meeting Type	Special
Ticker Symbol	BSKY				Meeting Date	12-Dec-2022
ISIN	US08954L1026				Agenda	935745147 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation to amend the date by which
the Company must cease its operations except for the
purpose of winding up if it fails to complete a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses, and redeem all of the
shares of Class A Common Stock, par value $0.0001 per
share, of the Company, included as part of the units sold
in the Company's ...(due to space limits, see proxy
material for full proposal).				Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated April 28, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee, to
change the date on which Continental must commence
liquidation of the trust account established in connection
with the IPO (the "Trust Account") to the Amended
Termination Date.				Management	For	For
3.	To approve the adjournment of the Special Meeting from
time to time to solicit additional proxies in favor of the
previous proposals or if otherwise determined by the
chairperson of the Special Meeting to be necessary or
appropriate.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	11,312	0	08-Dec-2022	08-Dec-2022
BNY MELLON HIGH YIELD STRATEGIES FUND
Security	09660L105				Meeting Type	Special
Ticker Symbol	DHF				Meeting Date	14-Dec-2022
ISIN	US09660L1052				Agenda	935707325 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve a sub-investment advisory agreement between BNY Mellon Investment Adviser, Inc., on behalf of the Fund, and Alcentra NY, LLC.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	101,960	0	12-Oct-2022	12-Oct-2022
ADVANCED MERGER PARTNERS, INC.
Security	00777J109				Meeting Type	Special
Ticker Symbol	AMPI				Meeting Date	14-Dec-2022
ISIN	US00777J1097				Agenda	935739310 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the Accompanying proxy
statement as Annex A to (i) accelerate the date by which
we must consummate our initial business combination
from March 4, 2023 to the time and date immediately
following the filing of such amendment with the Secretary
of State of the State of Delaware, or the Accelerated
Termination Date, (ii) remove the Redemption Limitation
(as ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Trust Amendment Proposal - To amend our investment
management trust agreement, dated March 1, 2021, with
Continental Stock Transfer & Trust Company, as trustee,
or the Trust Agreement, pursuant to an amendment in the
form attached to the Accompanying proxy statement as
Annex B, to accelerate the date on which the trustee
must commence liquidation of the trust account
established in connection with our initial public offering to the time and date immediately following the Accelerated
Termination Date.				Management	For	For
3.	Adjournment Proposal - To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1,320	0	12-Dec-2022	12-Dec-2022
ADVANCED MERGER PARTNERS, INC.
Security	00777J208				Meeting Type	Special
Ticker Symbol	AMPIU				Meeting Date	14-Dec-2022
ISIN	US00777J2087				Agenda	935739310 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the Accompanying proxy
statement as Annex A to (i) accelerate the date by which
we must consummate our initial business combination
from March 4, 2023 to the time and date immediately
following the filing of such amendment with the Secretary
of State of the State of Delaware, or the Accelerated
Termination Date, (ii) remove the Redemption Limitation
(as ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Trust Amendment Proposal - To amend our investment
management trust agreement, dated March 1, 2021, with
Continental Stock Transfer & Trust Company, as trustee,
or the Trust Agreement, pursuant to an amendment in the
form attached to the Accompanying proxy statement as
Annex B, to accelerate the date on which the trustee
must commence liquidation of the trust account
established in connection with our initial public offering to the time and date immediately following the Accelerated
Termination Date.				Management	For	For
3.	Adjournment Proposal - To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1	0	12-Dec-2022	12-Dec-2022
COVA ACQUISITION CORP.
Security	G2554Y104				Meeting Type	Special
Ticker Symbol	COVA				Meeting Date	14-Dec-2022
ISIN	KYG2554Y1044				Agenda	935740185 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon, as an ordinary resolution, a proposal to
approve and authorize the Agreement and Plan of
Merger, dated as of May 26, 2022 by and among COVA
Acquisition Corp., a Cayman Islands exempted company
("COVA"), ECARX Holdings Inc., a Cayman Islands
exempted company (the "Company" or "ECARX"), Ecarx
Temp Limited, a wholly-owned subsidiary of ECARX
("Merger Sub 1"), and Ecarx&Co Limited, a wholly-owned
subsidiary of ECARX ("Merger Sub 2"), ...(due to space
limits, see proxy material for full proposal).				Management	For	For
2.	The Merger Proposal - to consider and vote upon, as a
special resolution, a proposal to approve and authorize
the First Merger and the First Plan of Merger,
substantially in the form attached to the proxy
statement/prospectus as Annex C.				Management	For	For
3.	The Adjournment Proposal - to consider and vote upon,
as an ordinary resolution, a proposal to adjourn the
extraordinary general meeting to a later date or dates to
be determined by the chairman of the extraordinary
general meeting, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the extraordinary general
meeting, there are not sufficient votes to approve one or
more proposals presented to shareholders for a vote.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	9,144	0	12-Dec-2022	12-Dec-2022
MONUMENT CIRCLE ACQUISITION CORP.
Security	61531M101				Meeting Type	Special
Ticker Symbol	MON				Meeting Date	14-Dec-2022
ISIN	US61531M1018				Agenda	935741808 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a business
combination from January 19, 2023 to July 19, 2023.				Management	For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
July 19, 2023 (including prior to January 19, 2023).				Management	For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of January 13, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be required to consummate a business
combination from January 19, 2023 to July 19, 2023, or
such earlier date as determined by the Board, in its sole
discretion.				Management	For	For
4.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.				Management	For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2, Proposal 3 or Proposal 4.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1,362	0	12-Dec-2022	12-Dec-2022
26 CAPITAL ACQUISITION CORP.
Security	90138P100				Meeting Type	Special
Ticker Symbol	ADER				Meeting Date	14-Dec-2022
ISIN	US90138P1003				Agenda	935741872 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from January 20,
2023 to October 20, 2023 (or such earlier date as
determined by the Board).				Management	For	For
2.1	Election of Class I Director to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or their
earlier resignation or removal: Rafi Ashkenazi				Management	For	For
2.2	Election of Class I Director to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or their
earlier resignation or removal: J. Randall Waterfield				Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3,372	0	12-Dec-2022	12-Dec-2022
OSIRIS ACQUISITION CORP.
Security	68829A103				Meeting Type	Special
Ticker Symbol	OSI				Meeting Date	14-Dec-2022
ISIN	US68829A1034				Agenda	935743701 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	A proposal to amend the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must (i) consummate a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
involving the Company and one or more businesses,
which we refer to as a "business combination", (ii) cease
its operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's Class A common stock included as part of the
units.				Management	For	For
2.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
with, the approval of Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,062	0	12-Dec-2022	12-Dec-2022
MOUNTAIN CREST ACQUISITION CORP IV
Security	62403K108				Meeting Type	Special
Ticker Symbol	MCAF				Meeting Date	15-Dec-2022
ISIN	US62403K1088				Agenda	935744501 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
FROM JANUARY 2, 2023 TO APRIL 2, 2023, PLUS AN
OPTION FOR THE COMPANY TO FURTHER EXTEND
SUCH DATE TO JULY 2, 2023.				Management	For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
MAY 17, 2021 BY AND BETWEEN THE COMPANY
AND CONTINENTAL STOCK TRANSFER & TRUST TO
EXTEND THE TIME FOR THE COMPANY TO
COMPLETE ITS INITIAL BUSINESS COMBINATION TO
APRIL 2, 2023, PLUS AN OPTION TO FURTHER
EXTEND SUCH DATE TO JULY 2, 2023 AND TO BE
FURTHER EXTENDED TO THE EXTENT THE
COMPANY'S CHARTER IS AMENDED TO EXTEND
SUCH DATE.				Management	For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE PROPOSAL 1 AND PROPOSAL 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	15,335	0	08-Dec-2022	08-Dec-2022
GORES HOLDINGS VII, INC.
Security	38286T101				Meeting Type	Special
Ticker Symbol	GSEV				Meeting Date	15-Dec-2022
ISIN	US38286T1016				Agenda	935745111 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated February 25, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
Termination Date (the "Trust Amendment Proposal")				Management	For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
stockholders				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	5,052	0	12-Dec-2022	12-Dec-2022
BITE ACQUISITION CORP.
Security	09175K105				Meeting Type	Special
Ticker Symbol	BITE				Meeting Date	15-Dec-2022
ISIN	US09175K1051				Agenda	935745159 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Charter Amendment Proposal: Amend
Bite's Amended and Restated Certificate of Incorporation
to extend the date by which the Company has to
consummate a business combination for up to an
additional six months, from February 17, 2023 to up to
August 17, 2023, or such earlier date as determined by
the Board of Directors, provided that the sponsor (or its
affiliates or permitted designees) will deposit into the
Trust Account $250,000 for each such one-month
extension until August 17, 2023.				Management	For	For
2.	The Termination Charter Amendment Proposal: Amend
Bite's Amended and Restated Certificate of Incorporation
to (i) change the date by which we must consummate our
initial business combination from February 17, 2023 to
the time and date immediately following the filing of such
amendment with the Secretary of State of the State of
Delaware, or the Accelerated Termination Date, (ii)
remove the Conversion Limitation (as defined in the
amended and restated certificate of incorporation) to
allow us to redeem public shares.				Management	For	For
3.	The Trust Amendment Proposal: Amend Bite's
investment management trust agreement, dated
February 11, 2021, with Continental Stock Transfer &
Trust Company, as trustee, or the Trust Agreement to
change the date on which the trustee must commence
liquidation of the trust account established in connection
with our initial public offering to the time and date
immediately following the Accelerated Termination Date.				Management	For	For
4.	Election of Director: To elect one director to serve as Class I director on the Company's Board of Directors until his successors are elected and qualified. Alberto Ardura González			Management	For	For
5.	Ratification of Selection of Independent Registered Public
Accounting Firm: To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2022.				Management	For	For
6.	Adjournment: To direct the chairman of the special
meeting to adjourn the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the foregoing proposals.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	26,682	0	12-Dec-2022	12-Dec-2022
B. RILEY PRINCIPAL 250 MERGER CORP.
Security	05602L203				Meeting Type	Annual
Ticker Symbol	BRIVU				Meeting Date	16-Dec-2022
ISIN	US05602L2034				Agenda	935739803 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	Election of Class I Director to serve until the annual meeting: Samuel McBride			Management	For	For
1b.	Election of Class I Director to serve until the annual meeting: Timothy Presutti			Management	For	For
2.	To ratify the appointment of Marcum LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1,113	0	13-Dec-2022	13-Dec-2022
D&Z MEDIA ACQUISITION CORP.
Security	23305Q106				Meeting Type	Special
Ticker Symbol	DNZ				Meeting Date	19-Dec-2022
ISIN	US23305Q1067				Agenda	935737746 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend the
Company's amended and restated certificate of
incorporation, in the form set forth as Annex A to the
accompanying proxy statement, to extend the date by
which the Company must consummate an initial business
combination from January 28, 2023 to October 31, 2023
or such earlier date as determined by the Company's
board of directors (the "Board") (the "Charter Amendment
Proposal").				Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated as of
January 25, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, in the form
set forth as Annex B to the accompanying proxy
statement, to provide for the Extension to the Extended
Date pursuant to the Charter Amendment (the "Trust
Amendment Proposal").				Management	For	For
3.1	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: Scott Kurnit				Management	For	For
3.2	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: David Panton				Management	For	For
4.	The Auditor Ratification Proposal - To ratify the selection
by the Company's audit committee of Marcum LLP to
serve as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2022.				Management	For	For
5.	The Adjournment Proposal - To direct the chairman of the
Special Meeting to adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are not sufficient
votes to approve one or more of the foregoing proposals
or the Board determines before the Special Meeting that
it is not necessary or no longer desirable to proceed with
the Charter Amendment Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1,134	0	29-Nov-2022	29-Nov-2022
D&Z MEDIA ACQUISITION CORP.
Security	23305Q205				Meeting Type	Special
Ticker Symbol	DNZU				Meeting Date	19-Dec-2022
ISIN	US23305Q2057				Agenda	935737746 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend the
Company's amended and restated certificate of
incorporation, in the form set forth as Annex A to the
accompanying proxy statement, to extend the date by
which the Company must consummate an initial business
combination from January 28, 2023 to October 31, 2023
or such earlier date as determined by the Company's
board of directors (the "Board") (the "Charter Amendment
Proposal").				Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated as of
January 25, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, in the form
set forth as Annex B to the accompanying proxy
statement, to provide for the Extension to the Extended
Date pursuant to the Charter Amendment (the "Trust
Amendment Proposal").				Management	For	For
3.1	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: Scott Kurnit				Management	For	For
3.2	To re-elect director to the Board, with each such director
to serve until the third annual meeting of stockholders
following the Special Meeting or until his successor is
elected and qualified: David Panton				Management	For	For
4.	The Auditor Ratification Proposal - To ratify the selection
by the Company's audit committee of Marcum LLP to
serve as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2022.				Management	For	For
5.	The Adjournment Proposal - To direct the chairman of the
Special Meeting to adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are not sufficient
votes to approve one or more of the foregoing proposals
or the Board determines before the Special Meeting that
it is not necessary or no longer desirable to proceed with
the Charter Amendment Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1	0	29-Nov-2022	29-Nov-2022
OYSTER ENTERPRISES ACQUISITION CORP.
Security	69242M104				Meeting Type	Special
Ticker Symbol	OSTR				Meeting Date	19-Dec-2022
ISIN	US69242M1045				Agenda	935745236 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - To permit the
Company to liquidate and wind up early by amending the
Company's Amended and Restated Certificate of
Incorporation (the "Charter") to (i) amend the date by
which the Company must consummate a merger, capital
stock exchange, asset acquisition, stock purchase,
reorganization or similar business combination, which we
refer to as our initial business combination, from January
22, 2023 (the "Original Termination Date") to such other
....(due to space limits,see proxy material for full
proposal).				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 19, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, a New
York corporation, as trustee to change the date on which
Continental must commence liquidation of the Trust
Account established in connection with the Company's
initial public offering from the Original Termination Date to the Amended Termination Date (the "Early Termination
Trust Amendment Proposal").				Management	For	For
3.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Charter Amendment
Proposal and Early Termination Trust Amendment
Proposal or if otherwise determined by the chairperson of
the Special Meeting to be necessary or appropriate.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	10,138	0	13-Dec-2022	13-Dec-2022
COLICITY INC.
Security	194170106				Meeting Type	Special
Ticker Symbol	COLI				Meeting Date	20-Dec-2022
ISIN	US1941701062				Agenda	935744525 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To approve the
adoption of an amendment to the Company's Charter to,
among other things, change the date by which the
Company must cease all operations to the later of (x)
December 20, 2022 or (y) the date of effectiveness of the
amendment to the Company's Amended and Restated
Certificate of Incorporation.				Management	For	For
2.	The Trust Amendment Proposal - To approve an
amendment to the Trust Agreement for the Company's
public shareholders to effectively change the date on
which the trustee must commence liquidation of the trust
account to the later of (x) December 20, 2022 or (y) the
date of effectiveness of the amendment to the Company's
Amended and Restated Certificate of Incorporation.				Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time to
solicit additional proxies in favor of the Charter
Amendment Proposal or the Trust Amendment Proposal
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3,570	0	13-Dec-2022	13-Dec-2022
COLICITY INC.
Security	194170205				Meeting Type	Special
Ticker Symbol	COLIU				Meeting Date	20-Dec-2022
ISIN	US1941702052				Agenda	935744525 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To approve the
adoption of an amendment to the Company's Charter to,
among other things, change the date by which the
Company must cease all operations to the later of (x)
December 20, 2022 or (y) the date of effectiveness of the
amendment to the Company's Amended and Restated
Certificate of Incorporation.				Management	For	For
2.	The Trust Amendment Proposal - To approve an
amendment to the Trust Agreement for the Company's
public shareholders to effectively change the date on
which the trustee must commence liquidation of the trust
account to the later of (x) December 20, 2022 or (y) the
date of effectiveness of the amendment to the Company's
Amended and Restated Certificate of Incorporation.				Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time to
solicit additional proxies in favor of the Charter
Amendment Proposal or the Trust Amendment Proposal
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
"Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1	0	13-Dec-2022	13-Dec-2022
CLASS ACCELERATION CORP.
Security	18274B106				Meeting Type	Special
Ticker Symbol	CLAS				Meeting Date	20-Dec-2022
ISIN	US18274B1061				Agenda	935748369 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a business
combination from January 20, 2023 to June 20, 2023.				Management	For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's second amended and restated certificate
of incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
June 20, 2023 (including prior to January 20, 2023).				Management	For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of January 14, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be required to consummate a business
combination from January 20, 2023 to June 20, 2023, or
such earlier date as determined by the Board, in its sole
discretion.				Management	For	For
4.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.				Management	For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1, Proposal 2, Proposal 3 or Proposal 4.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3,372	0	13-Dec-2022	13-Dec-2022
SPORTSTEK ACQUISITION CORP.
Security	849196100				Meeting Type	Special
Ticker Symbol	SPTK				Meeting Date	20-Dec-2022
ISIN	US8491961004				Agenda	935749917 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 19,
2023 to August 19, 2023 (or such earlier date as
determined by the Board).				Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.				Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	26,494	0	19-Dec-2022	19-Dec-2022
GRAF ACQUISITION CORP. IV
Security	384272100				Meeting Type	Special
Ticker Symbol	GFOR				Meeting Date	21-Dec-2022
ISIN	US3842721009				Agenda	935743737 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to
extend the date by which the Company must
consummate a Business Combination (as defined below)
from May 25, 2023 to September 29, 2023 (the
"Extension", and such later date, the "Extended Date")
(the "Extension Amendment Proposal").				Management	For	For
2.	Non-Sponsor CFO Compensation Proposal: A proposal
to approve the payment by the Company, directly or
indirectly, of $16,667.00 per month base cash
compensation, to the Company's Chief Financial Officer
("CFO"), who is not a member of the Sponsor (as defined
below), plus any related taxes (including, without
limitation, Medicare and social security), governmental
payments and health care benefits, for services rendered
to the Company as an employee, contractor or otherwise
from May 6, 2022.				Management	For	For
3.	Health Care Benefits Proposal: A proposal to approve the
payment by the Company, directly or indirectly, of up to
$6,000.00 per month in aggregate for health care benefits
to be provided to three of the Company's executive
officers, the Chief Executive Officer, the Executive Vice
President, General Counsel and Secretary and the
Executive Vice President, Strategy, from the date of
approval of this proposal through the Company's closing
of a Business Combination (the "Health Care Benefits
Proposal").				Management	For	For
4.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the
Extension Amendment Proposal, the Non-Sponsor CFO
Compensation Proposal or the Health Care Benefits
Proposal, or to provide additional time to effectuate the
Extension (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,295	0	19-Dec-2022	19-Dec-2022
SHELTER ACQUISITION CORPORATION I
Security	822821104				Meeting Type	Special
Ticker Symbol	SHQA				Meeting Date	21-Dec-2022
ISIN	US8228211046				Agenda	935744486 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from January 2, 2023 to June 30,
2023 or such earlier date as determined by our board to
be in the best interests of the Company.				Management	For	For
2.	Trust Amendment Proposal: Amend the Investment
Management Trust Agreement, dated June 29, 2021, by
and between the Company and Continental Stock
Transfer & Trust Company ("Continental"), to extend the
date on which Continental must liquidate the Trust
Account established in connection with the Company's
initial public offering if the Company has not completed its initial business combination from January 2, 2023 to June
30, 2023. Proposal 2 is conditioned on the approval of
Proposal 1.				Management	For	For
3.	Adjournment: Adjourn the Special Meeting to a later date
or dates, if necessary, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	15,334	0	19-Dec-2022	19-Dec-2022
HENNESSY CAPITAL INVESTMENT CORP V
Security	42589T107				Meeting Type	Special
Ticker Symbol	HCIC				Meeting Date	21-Dec-2022
ISIN	US42589T1079				Agenda	935746682 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from January 20,
2023 to July 20, 2023 (or such earlier date as determined
by the Board).				Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of Withum by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.				Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	14,584	0	19-Dec-2022	19-Dec-2022
EQ HEALTH ACQUISITION CORP.
Security	26886A101				Meeting Type	Special
Ticker Symbol	EQHA				Meeting Date	21-Dec-2022
ISIN	US26886A1016				Agenda	935748434 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - To permit the
Company to liquidate and wind up early by amending the
Amended and Restated Certificate of Incorporation in the
form set forth in Annex A of the accompanying proxy
statement to (i) change the date by which the Company
must consummate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or
similar business combination, (ii) change the date by
which the Company must consummate an initial business
combination or cease all operations, (iii) remove the
Redemption Limitation.				Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 28, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to change the date on which Continental must
commence liquidation of the Trust Account established in
connection with the Company's initial public offering to
the Amended Termination Date.				Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are insufficient votes from shares of the Company's
holders of the Common Stock to approve the Charter
Amendment Proposal and the Trust Amendment
Proposal or if otherwise determined by the chairperson of
the Special Meeting to be necessary or appropriate.				Management	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	9,396	0	19-Dec-2022	19-Dec-2022
EDIFY ACQUISITION CORP.
Security	28059Q103				Meeting Type	Special
Ticker Symbol	EAC				Meeting Date	21-Dec-2022
ISIN	US28059Q1031				Agenda	935748927 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - To amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company to extend the date by which the
Company must consummate a business combination (as
defined below) (the "Extension").				Management	For	For
2.	TERMINATION AMENDMENT - To amend the
Investment Management Trust Agreement, dated
January 14, 2021, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company to extend the date on
which the Trustee must liquidate the trust account
established by the Company in connection with the IPO
(the "trust account").				Management	For	For
3.	ADJOURNMENT - To approve the adjournment of the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal
or if the Company determines that additional time is
necessary to effectuate the Extension.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	674	0	19-Dec-2022	19-Dec-2022
ASTREA ACQUISITION CORP.
Security	04637C106				Meeting Type	Special
Ticker Symbol	ASAX				Meeting Date	22-Dec-2022
ISIN	US04637C1062				Agenda	935748511 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the accompanying proxy
statement as Annex A to (i) change the date by which we
must consummate our initial business combination from
February 8, 2023 (the "Original Termination Date") to the
time and date immediately following the filing of such
amendment with the Secretary of State of the State of
Delaware, or the Accelerated Termination Date, (ii)
remove the ...(due to space limits, see proxy material for
full proposal).				Management	For	For
2.	Trust Amendment Proposal: To amend our investment
management trust agreement, dated February 3, 2021,
with Continental Stock Transfer & Trust Company, as
trustee pursuant to an amendment in the form attached to
the accompanying proxy statement as Annex B, to
change the date on which the trustee must commence
liquidation of the trust account established in connection
with our initial public offering to the time and date
immediately following the Accelerated Termination Date.				Management	For	For
3.	Adjournment Proposal: To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
identified above.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	21,240	0	20-Dec-2022	20-Dec-2022
PIVOTAL INVESTMENT CORPORATION III
Security	72582M106				Meeting Type	Special
Ticker Symbol	PICC				Meeting Date	28-Dec-2022
ISIN	US72582M1062				Agenda	935749309 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.			Management	For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	350	0	20-Dec-2022	20-Dec-2022
PIVOTAL INVESTMENT CORPORATION III
Security	72582M205				Meeting Type	Special
Ticker Symbol	PICCU				Meeting Date	28-Dec-2022
ISIN	US72582M2052				Agenda	935749309 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.			Management	For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3	0	20-Dec-2022	20-Dec-2022
MDH ACQUISITION CORP.
Security	55283P106				Meeting Type	Special
Ticker Symbol	MDH				Meeting Date	29-Dec-2022
ISIN	US55283P1066				Agenda	935751621 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - to consider and vote
upon a proposal to amend the Company's second
amended and restated certificate of incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A to the accompanying Proxy
Statement (the "Charter Amendment") to change the date
by which the Company must cease all operation except
for the purpose of winding up if it fails to complete a
merger, capital stock exchange, asset acquisition, stock
purchase, ...(due to space limits, see proxy material for
full proposal).				Management	For	For
2.	The Trust Amendment Proposal - to consider and vote
upon a proposal to amend the Investment Management
Trust Agreement, effective as of February 1, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B
accompanying the Proxy Statement (the "Trust
Amendment") to change the date on which Continental
must commence liquidation ...(due to space limits, see
proxy material for full proposal).				Management	For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	35,900	0	20-Dec-2022	20-Dec-2022
ACE GLOBAL BUSINESS ACQUISITION LIMITED
Security	G0083E102				Meeting Type	Annual
Ticker Symbol	ACBA				Meeting Date	05-Jan-2023
ISIN	VGG0083E1025				Agenda	935753310 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") A TOTAL OF FIVE (5) TIMES, AS
FOLLOWS: (I) TWO (2) ...(due to space limits, see proxy
material for full proposal).				Management	For	For
1b.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO INTRODUCE PROVISIONS WHERE THE
COMPANY CAN HOLD SHAREHOLDERS AND
DIRECTORS MEETINGS BY VIRTUAL
CONFERENCING OR OTHER ELECTRONIC
FACILITIES.				Management	For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF APRIL 5, 2021 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
A TOTAL OF FIVE (5) TIMES, AS FOLLOWS: (I) TWO
(2) TIMES FOR AN ADDITIONAL THREE (3) MONTHS
EACH TIME FROM JANUARY 8, 2023 TO JULY 8, 2023,
BY DEPOSITING INTO THE TRUST ACCOUNT $0.15
FOR EACH ISSUED AND OUTSTANDING ...(due to
space limits, see proxy material for full proposal).				Management	For	For
3.	DIRECTOR			Management
1	Eugene Wong				For	For
2	Nicholas Xue-Wei Tan				For	For
3	Robert Morris				For	For
4	Yan Xu				For	For
5	Leslie Chow				For	For
4.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE ANNUAL MEETING TO ADJOURN
THE ANNUAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE PROPOSALS 1, 2, AND 3.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	11,871	0	30-Dec-2022	30-Dec-2022
RMG ACQUISITION CORP. III
Security	G76088106				Meeting Type	Special
Ticker Symbol	RMGC				Meeting Date	11-Jan-2023
ISIN	KYG760881063				Agenda	935747127 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend and restate the Company's Amended and
Restated Memorandum and Articles of Association (the
"Charter") pursuant to an amended and restated Charter
in the form set forth in Annex A of the accompanying
proxy statement to extend the date by which the
Company must (1) consummate a merger, share
exchange, asset acquisition, share purchase,
reorganization or similar business combination (an "initial
business combination"), (2) cease its ...(due to space
limits, see proxy material for full proposal).				Management	For	For
2.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal (the "Adjournment Proposal"), which
will only be presented at the Extraordinary General
Meeting if, based on the tabulated votes, there are not
....(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	730	0	09-Jan-2023	09-Jan-2023
BIOTECH ACQUISITION COMPANY
Security	G1125A108				Meeting Type	Special
Ticker Symbol	BIOT				Meeting Date	19-Jan-2023
ISIN	KYG1125A1085				Agenda	935756176 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the amended and restated
Memorandum and Articles of Association to extend the
date by which the Company must consummate a
Business Combination from January 27, 2023 to October
27, 2023 or such earlier date as determined by the board
of directors.				Management	For	For
2.	Adjournment Proposal - To instruct the chairman of the
extraordinary general meeting to adjourn the
extraordinary general meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the extraordinary general meeting, there are not sufficient
votes to approve the Extension Amendment Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	21,998	0	17-Jan-2023	17-Jan-2023
JACK CREEK INVESTMENT CORP.
Security	G4989X115				Meeting Type	Special
Ticker Symbol	JCIC				Meeting Date	24-Jan-2023
ISIN	KYG4989X1152				Agenda	935752899 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To approve, by
ordinary resolution, the Business Combination described
in the accompanying proxy statement/prospectus,
including (a) adopting the Agreement and Plan of Merger
dated effective as of August 3, 2022 (the "Merger
Agreement") by and among JCIC, Wildfire New PubCo,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of JCIC ("New Bridger"), Wildfire Merger Sub I,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of ...(due to space limits, see proxy material for
full proposal).				Management	For	For
2.	The Merger Proposal - To approve, by special resolution,
that (1) JCIC be authorized to merge with Wildfire Merger
Sub II (the "Second Merger") so that JCIC be the
surviving company (in accordance with the terms and
subject to the conditions of the Merger Agreement and
Plan of Merger relating to the Second Merger) and all the
undertaking, property and liabilities of Wildfire Merger
Sub II shall vest in JCIC by virtue of the Second Merger
pursuant to the provisions of the Companies Act ...(due to
space limits, see proxy material for full proposal).				Management	For	For
3.	The Share Capital Proposal - To approve, by ordinary
resolution, the alteration of the authorized share capital of
JCIC from US$55,100 divided into 500,000,000 Class A
ordinary shares of a par value of US$0.0001 each,
50,000,000 Class B Ordinary shares of a par value of
US$0.0001 each and 1,000,000 preference shares of a
par value of US$0.0001 each to US$50,000 shares with a
par value of $1.00 each.				Management	For	For
4.	The Organizational Documents Proposal - To approve
and adopt, by special resolution, that the Cayman
Constitutional Documents currently in effect be amended
and restated by the deletion in their entirety and the
substitution in their place of the proposed amendment
and restatement of JCIC's Amended and Restated
Memorandum and Articles of Association (a copy of
which is attached to the proxy statement/prospectus as
Annex E) and that the name of JCIC be changed from
Jack Creek Investment Corp. to Bridger Merger Corp.				Management	For	For
5.	The Non-Binding Governance Proposals - To approve, by
ordinary resolution and on a non-binding advisory basis,
certain material differences between JCIC's Amended
and Restated Memorandum and Articles of Association
(as it may be amended from time to time, the "Cayman
Constitutional Documents") and the proposed amended
and restated certificate of incorporation of New Bridger
(the "New Bridger Certificate of Incorporation"),
presented separately in accordance with the United
States Securities and ...(due to space limits, see proxy
material for full proposal).				Management	For	For
5A.	Change the Authorized Capital Stock - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to authorize 1,000,000,000 shares of New
Bridger common stock and 10,000,000 shares of New
Bridger preferred stock, par value $0.0001 per share,
compared to the currently authorized capital stock of
JCIC of 500,000,000 JCIC Class A ordinary shares,
50,000,000 JCIC Class B ordinary shares and 1,000,000
preference shares, par value $0.0001 per share.				Management	For	For
5B.	Change the Stockholder Vote Required to Amend the
Bylaws - To approve and adopt provisions in the
proposed bylaws of New Bridger (the "Proposed Bylaws")
to require the affirmative vote of holders of at least 66
2/3%of the voting power of all then- outstanding New
Bridger capital stock entitled to vote generally in the
election of directors, voting together as a single class, to
adopt, amend, alter or repeal the Proposed Bylaws.				Management	For	For
5C.	No Right to Call Special Meetings - To approve and
adopt provisions in the Proposed Bylaws to stipulate that,
unless required by law, special meetings of stockholders
may only be called by (i) the board of New Bridger (the
"New Bridger Board"), (ii) the Chairperson of the New
Bridger Board, or (iii) New Bridger's Chief Executive
Officer.				Management	For	For
5D.	Action by Written Consent of the Stockholders - To
approve and adopt provisions in the New Bridger
Certificate of Incorporation to provide that any action
required or permitted to be taken by the New Bridger
stockholders may be effected at a duly called annual or
special meeting of such stockholders, and may not be
taken by written consent.				Management	For	For
5E.	Appointment and Removal of Directors - To approve and
adopt provisions in the Proposed Bylaws such that (i)
subject to the rights of the holders of any series of
preferred stock of New Bridger to elect directors under
specified circumstances, election of directors at all
meetings of the stockholders at which directors are to be
elected shall be by a plurality of the votes cast at any
meeting for the election of directors at which a quorum is
present and (ii) subject to the rights of holders ...(due to
space limits, see proxy material for full proposal).				Management	For	For
5F.	Delaware as Exclusive Forum - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide that, unless a majority of the New Bridger
Board consents in writing to the selection of an
alternative forum, the Court of Chancery of the State of
Delaware (or, if the Court of Chancery does not have
jurisdiction, another state court located within the State of
Delaware or, if no court located within the State of
Delaware has jurisdiction, the federal district court for the
District of ...(due to space limits, see proxy material for
full proposal).				Management	For	For
5G.	Business Combinations - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide a consent right to holders of New Bridger
Series A preferred stock with respect to mergers,
consolidations, sales of all or substantially all of the
assets of New Bridger, subject to certain exceptions.				Management	For	For
5H.	Limitation of Ownership by Non-Citizen - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to provide that in no event will a Non-
Citizen, as defined in the New Bridger Certificate of
Incorporation, be entitled to own (beneficially or of record)
and/or control more than the Voting Limiting Percentage
or the Outstanding Share Limitation Percentage, as
defined in the New Bridger Certificate of Incorporation.				Management	For	For
6.	The Incentive Plan Proposal - To approve and assume
the Bridger Aerospace Group Holdings, Inc. 2022
Omnibus Incentive Plan and any grants or awards issued
thereunder (the "Omnibus Incentive Plan"). A copy of the
Omnibus Incentive Plan is attached to the proxy
statement/prospectus as Annex I.				Management	For	For
7.	The ESPP Proposal - To approve, by ordinary resolution,
the Bridger Aerospace Group Holdings, Inc. 2022
Employee Stock Purchase Plan (the "ESPP"). A copy of
the ESPP is attached to the proxy statement/prospectus
as Annex J.				Management	For	For
8.	The Adjournment Proposal - To adjourn, by ordinary
resolution, the extraordinary general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient shares represented to constitute a quorum necessary to
conduct business at the extraordinary general meeting or
for the approval of one or more proposals at the
extraordinary general meeting or to the extent necessary
to ensure that any required supplement or amendment to
....(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	4,602	0	09-Jan-2023	09-Jan-2023
JACK CREEK INVESTMENT CORP.
Security	G4989X115				Meeting Type	Special
Ticker Symbol	JCIC				Meeting Date	24-Jan-2023
ISIN	KYG4989X1152				Agenda	935759108 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the Memorandum and Articles of
Association to extend the date by which JCIC has to
consummate a business combination (the "Charter
Extension ") from January 26, 2023 (the "Termination
Date") to February 27, 2023 (the "Charter Extension
Date").				Management	For	For
2.	Director Election Proposal - Holders of the Class B
ordinary shares, par value $0.0001 per share ("Class B
Ordinary Shares") of JCIC will vote to appoint, by way of
ordinary resolution of the Class B Ordinary Shares, Class
I director Heather Hartnett to serve on the board of
directors (the "Board") of JCIC for a three-year term
expiring at the third succeeding annual general meeting
after her election, or until her successor has been elected
and qualified.				Management	For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
B Ordinary Shares.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	4,602	0	23-Jan-2023	23-Jan-2023
NORTH ATLANTIC ACQUISITION CORP.
Security	G66139109				Meeting Type	Annual
Ticker Symbol	NAAC				Meeting Date	25-Jan-2023
ISIN	KYG661391097				Agenda	935752988 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Ratification of the selection by the audit committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2022.			Management	For	For
2.	Amend the Company's amended and restated
memorandum and articles of association to extend the
date that the Company has to consummate a business
combination from January 26, 2023 to July 26, 2023 (or
such earlier date as determined by the Board of
Directors).				Management	For	For
3.	Adjourn the Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
connection with, the approval of the other proposals.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	11,499	0	24-Jan-2023	24-Jan-2023
DIAMONDHEAD HOLDINGS CORP.
Security	25278L105				Meeting Type	Special
Ticker Symbol	DHHC				Meeting Date	25-Jan-2023
ISIN	US25278L1052				Agenda	935755213 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Amend the Company's Certificate of Incorporation to
extend the date by which the Company has to
consummate a business combination from January 28,
2023 to July 28, 2023 (or such earlier date as determined
by the board of directors).				Management	For	For
2.	Adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or
otherwise in connection with, the approval of Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	224	0	24-Jan-2023	24-Jan-2023
DIAMONDHEAD HOLDINGS CORP.
Security	25278L204				Meeting Type	Special
Ticker Symbol	DHHCU				Meeting Date	25-Jan-2023
ISIN	US25278L2043				Agenda	935755213 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Amend the Company's Certificate of Incorporation to
extend the date by which the Company has to
consummate a business combination from January 28,
2023 to July 28, 2023 (or such earlier date as determined
by the board of directors).				Management	For	For
2.	Adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or
otherwise in connection with, the approval of Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	3	0	24-Jan-2023	24-Jan-2023
NORTHERN REVIVAL ACQUISITION CORP.
Security	G6546R101				Meeting Type	Special
Ticker Symbol	NRAC				Meeting Date	27-Jan-2023
ISIN	KYG6546R1011				Agenda	935757180 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the company's Amended and Restated
Memorandum and Articles of Association (the "charter")
pursuant to an amendment to the charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the company may either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganisation or similar
business combination (the "initial business combination"),
from February ...(due to space limits, see proxy material
for full proposal).				Management	For	For
2.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the extension proposal (the "adjournment proposal"),
which will be presented at the general meeting if, based
on the tabulated votes, there are not sufficient votes at
the time of the general meeting to approve ...(due to
space limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	26,925	0	24-Jan-2023	24-Jan-2023
BLUERIVER ACQUISITION CORP.
Security	G1261Q107				Meeting Type	Special
Ticker Symbol	BLUA				Meeting Date	31-Jan-2023
ISIN	KYG1261Q1073				Agenda	935759033 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Proposal - To consider and vote upon a
proposal by the following special resolution to amend (the
"Extension Proposal") the Company's amended and
restated memorandum and articles of association
(together, the "Existing Charter") to extend from February
2, 2023 (the "Original Termination Date") to August 2,
2023 (the "Extended Date"), the date (the "Termination
Date") by which, if the Company has not consummated a
merger, share exchange, asset acquisition, share
purchase, ...(due to space limits, see proxy material for
full proposal).				Management	For	For
2.	The Adjournment Proposal - To consider and vote upon a
proposal (the "Adjournment Proposal") by the following
ordinary resolution to approve the adjournment of the
General Meeting by the chair thereof to a later date, if
necessary, under certain circumstances, to solicit
additional proxies for the purpose of approving the
Extension Proposal, to amend the Extension Proposal, or
to allow reasonable additional time for the filing or mailing of any supplemental or amended disclosure that the
....(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	375	0	01-Feb-2023
JAWS MUSTANG ACQUISITION CORPORATION
Security	G50737108				Meeting Type	Special
Ticker Symbol	JWSM				Meeting Date	01-Feb-2023
ISIN	KYG507371089				Agenda	935757940 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of JWSM's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by February 4,
2024, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of JWSM's ...(due to space limits, see
proxy material for full proposal).				Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of JWSM's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits, see proxy material for full
proposal).				Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of JWSM represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	12,500	0	31-Jan-2023	31-Jan-2023
CC NEUBERGER PRINCIPAL HOLDINGS III
Security	G1992N100				Meeting Type	Special
Ticker Symbol	PRPC				Meeting Date	01-Feb-2023
ISIN	KYG1992N1007				Agenda	935759437 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of CCNB's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (i) 5 May 2023 (or 5
February 2024, if applicable under the provisions of this
Article 49.7) and (ii) such later date as may be approved
by the ...(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article 49.
2(b) of CCNB's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits,see proxy material for full
proposal).				Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
US$0.0001 per share (the "Public Shares") and Class B
ordinary shares, par value US$0.0001 per share in the
capital of CCNB represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	4,980	0	31-Jan-2023	31-Jan-2023
QUANTUM FINTECH ACQUISITION CORPORATION
Security	74767A105				Meeting Type	Special
Ticker Symbol	QFTA				Meeting Date	06-Feb-2023
ISIN	US74767A1051				Agenda	935759829 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - Amend the
Company's Amended and Restated Certificate of
Incorporation to extend the date by which the Company
has to consummate a business combination for an
additional six months, from February 9, 2023 to August 9,
2023, or such earlier date as determined by the board of
directors of the Company.				Management	For	For
2.	The Trust Amendment Proposal - Amend the Investment
Management Trust Agreement, dated as of February 4,
2021, by and between the Company and Continental
Stock Transfer & Trust Company, in the form set forth as
Annex B to the accompanying proxy statement, to
provide for the Extension to the Extended Date pursuant
to the Charter Amendment.				Management	For	For
3a.	Election of Director to serve until the first annual meeting of stockholders: John Schaible			Management	For	For
3b.	Election of Director to serve until the first annual meeting of stockholders: Miguel Leon			Management	For	For
3c.	Election of Director to serve until the first annual meeting of stockholders: Michael Devlin			Management	For	For
3d.	Election of Director to serve until the first annual meeting of stockholders: Sandip I. Patel			Management	For	For
3e.	Election of Director to serve until the first annual meeting of stockholders: Thomas J. Hammond			Management	For	For
3f.	Election of Director to serve until the first annual meeting of stockholders: Richard Korhammer			Management	For	For
3g.	Election of Director to serve until the first annual meeting of stockholders: Steven J. Carlson			Management	For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm - To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2023.				Management	For	For
5.	Adjournment - To direct the chairman of the special
meeting to adjourn the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the foregoing proposals.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	64,011	0	02-Feb-2023	02-Feb-2023
GOLUB CAPITAL BDC, INC.
Security	38173M102				Meeting Type	Annual
Ticker Symbol	GBDC				Meeting Date	07-Feb-2023
ISIN	US38173M1027				Agenda	935752623 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	Election of Class I Director of the Company who will each serve for a term expiring in 2026: David B. Golub			Management	Split	Split
1b.	Election of Class I Director of the Company who will each serve for a term expiring in 2026: Anita J. Rival			Management	Split	Split
2.	To ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	20,252	0	06-Feb-2023	06-Feb-2023
GOAL ACQUISITIONS CORP.
Security	38021H107				Meeting Type	Special
Ticker Symbol	PUCK				Meeting Date	07-Feb-2023
ISIN	US38021H1077				Agenda	935758055 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - A proposal to amend
our amended and restated certificate of incorporation (the
"Charter") to (a) extend the initial period of time by which we have to consummate an initial business combination
to March 18, 2023, subject to extension by our board of
directors (the "Board") for up to five additional thirty-day periods (the latest of which such date is referred to as the
"New Termination Date"), provided that, in each case,
Goal Acquisitions Sponsor LLC (the "Sponsor") (or its
....(due to space limits, see proxy material for full
proposal).				Management	For	For
2.	Trust Amendment Proposal - A proposal to amend the
Trust Agreement pursuant to an amendment in the form
set forth in Annex B of the accompanying proxy
statement, to change the initial date on which Continental
must commence liquidation of the Trust Account to the
New Termination Date or such later date as may be
approved by our stockholders in accordance with the
Charter (as may be amended) if a letter of termination
under the Trust Agreement is not received by Continental
prior to such date (the "Trust Amendment Proposal").				Management	For	For
3.	The Adjournment Proposal - A proposal to approve one or more adjournments of the Special Meeting from time to time if requested by the chairman of the Special Meeting (the "Adjournment Proposal").			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,188	0	06-Feb-2023	06-Feb-2023
MORINGA ACQUISITION CORP
Security	G6S23K116				Meeting Type	Special
Ticker Symbol	MACAU				Meeting Date	09-Feb-2023
ISIN	KYG6S23K1168				Agenda	935756823 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from February 19, 2023 to
August 19, 2023, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date.				Management	For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of 2/19/2021, by & between Company & Trust
Company, to extend date by which the Company would
be permitted to consummate a business combination
from 2/19/2023 to 8/19/2023, or such earlier date as may
be determined by the Board, in its sole discretion,
including, without limitation, upon termination for any
reason of Business Combination Agreement with Holisto
Ltd., pursuant to resolution set forth in Proposal No. 2. of
accompanying proxy statement.				Management	For	For
3.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY] - A proposal to approve, by way of
ordinary resolution of the holders of the Class B ordinary
shares in the capital of the Company, the reappointment
of each of Ilan Levin, Craig Marshak, Ruth Alon, Michael
Basch, and Eric Brachfeld until the second succeeding
annual general meeting of the Company to be held in
2024 or until their successors are appointed and qualified
pursuant to the resolution set forth in Proposal No. 3 of
the accompanying proxy statement.				Management	For	For
4.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, or Proposal
No. 3, pursuant to the resolution set forth in Proposal No.
4 of the accompanying proxy statement.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	1	0	06-Feb-2023	06-Feb-2023
MORINGA ACQUISITION CORP
Security	G6S23K108				Meeting Type	Special
Ticker Symbol	MACA				Meeting Date	09-Feb-2023
ISIN	KYG6S23K1085				Agenda	935756823 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from February 19, 2023 to
August 19, 2023, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date.				Management	For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of 2/19/2021, by & between Company & Trust
Company, to extend date by which the Company would
be permitted to consummate a business combination
from 2/19/2023 to 8/19/2023, or such earlier date as may
be determined by the Board, in its sole discretion,
including, without limitation, upon termination for any
reason of Business Combination Agreement with Holisto
Ltd., pursuant to resolution set forth in Proposal No. 2. of
accompanying proxy statement.				Management	For	For
3.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY] - A proposal to approve, by way of
ordinary resolution of the holders of the Class B ordinary
shares in the capital of the Company, the reappointment
of each of Ilan Levin, Craig Marshak, Ruth Alon, Michael
Basch, and Eric Brachfeld until the second succeeding
annual general meeting of the Company to be held in
2024 or until their successors are appointed and qualified
pursuant to the resolution set forth in Proposal No. 3 of
the accompanying proxy statement.				Management	For	For
4.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, or Proposal
No. 3, pursuant to the resolution set forth in Proposal No.
4 of the accompanying proxy statement.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	10,596	0	06-Feb-2023	06-Feb-2023
PRIVETERRA ACQUISITION CORP.
Security	74275N102				Meeting Type	Special
Ticker Symbol	PMGM				Meeting Date	10-Feb-2023
ISIN	US74275N1028				Agenda	935753889 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from February 11, 2023 (the date which
is 24 months from the closing date of the Company's
initial public offering of our shares of Class A common
stock (the "IPO")) to September 11, 2023 (the date which
is 30 months from the closing date of the IPO) (the
"Extended Date") (the "Extension Amendment Proposal").				Management	For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
necessary to effectuate the Extension.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	14,127	0	23-Jan-2023	23-Jan-2023
FUSION ACQUISITION CORP. II
Security	36118N102				Meeting Type	Special
Ticker Symbol	FSNB				Meeting Date	14-Feb-2023
ISIN	US36118N1028				Agenda	935764185 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which ...(due to space
limits, see proxy statement for full proposal).				Management	For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	43,471	0	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N201				Meeting Type	Special
Ticker Symbol	FSNBU				Meeting Date	14-Feb-2023
ISIN	US36118N2018				Agenda	935764185 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which ...(due to space
limits, see proxy statement for full proposal).				Management	For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	24,801	0	23-Feb-2023
NEW VISTA ACQUISITION CORP.
Security	G6529L105				Meeting Type	Special
Ticker Symbol	NVSA				Meeting Date	15-Feb-2023
ISIN	KYG6529L1059				Agenda	935758473 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination, which we refer to as our initial
Business ...(due to space limits, see proxy statement for
full proposal).				Management	For	For
2.	The Redemption Limitation Amendment Proposal - As a
special resolution, to amend the Company's Charter
pursuant to an amendment to the Charter as set forth in
Annex A of the accompanying proxy statement to
eliminate from the Charter the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets of less than $5,000,001 (the
"Redemption Limitation") in order to allow the Company
to redeem public ...(due to space limits, see proxy
statement for full proposal).				Management	For	For
3.	The Liquidation Amendment Proposal - A proposal to
amend the Charter as set forth in Annex A of the
accompanying proxy statement to permit our Board, in its
sole discretion, to elect to wind up our operations on an
earlier date (the "Liquidation Amendment" and such
proposal, the "Liquidation Amendment Proposal" and,
collectively with the Extension Proposal and the
Redemption Limitation Amendment Proposal, the
"Charter Amendment Proposals").				Management	For	For
4.	The Trust Amendment Proposal - A proposal to amend
the Company's investment management trust agreement,
dated as of February 16, 2022, by and between the
Continental Stock Transfer & Trust Company
("Continental") and the Company (the "Trust Agreement")
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to extend the date by which the Company
would be required to consummate our initial Business
Combination from February 19, 2023 to ...(due to space
limits,see proxy material for full proposal).				Management	For	For
5.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of any of the Charter Amendment
Proposals (the "Adjournment Proposal"), which will only
be presented at the Extraordinary General Meeting if,
based on the tabulated votes, there are not sufficient
votes at ...(due to space limits, see proxy statement for
full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	351	0	06-Feb-2023	06-Feb-2023
FINSERV ACQUISITION CORP. II
Security	31809Y103				Meeting Type	Special
Ticker Symbol	FSRX				Meeting Date	20-Feb-2023
ISIN	US31809Y1038				Agenda	935764197 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 22,
2023 to August 22, 2023 (or such earlier date as
determined by the Board).				Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
ending December 31, 2022.				Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1 or Proposal 2.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	65,000	0	16-Feb-2023	16-Feb-2023
TAILWIND INTERNATIONAL ACQUISITION CORP.
Security	G8662F101				Meeting Type	Special
Ticker Symbol	TWNI				Meeting Date	21-Feb-2023
ISIN	KYG8662F1019				Agenda	935764642 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of Tailwind's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (A) 23 August 2023
and (B) such later date as may be approved by the
Members in accordance with the Articles (in any case,
such date being ...(due to space limits, see proxy material
for full proposal).				Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of Tailwind's Amended and Restated
Memorandum and Articles of Association be deleted in its
entirety and replaced with the following new Article
49.2(b): "provide Members with the opportunity to have
their Shares repurchased by means of a tender offer for a
per-Share repurchase price payable in cash, equal to the
aggregate amount then on deposit in the Trust Account,
....(due to space limits,see proxy material for full
proposal).				Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of Tailwind represented (either in person or by
proxy) ...(due to space limits, see proxy material for full
proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	7,068	0	16-Feb-2023	16-Feb-2023
FLAME ACQUISITION CORP.
Security	33850F108				Meeting Type	Special
Ticker Symbol	FLME				Meeting Date	27-Feb-2023
ISIN	US33850F1084				Agenda	935766343 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend Flame's Amended and Restated Certificate of
Incorporation (our "charter") to extend the date by which
Flame must consummate a business combination (the
"Extension") from March 1, 2023 (the date that is 24
months from the closing date of Flame's initial public
offering of units (the "IPO")) to September 1, 2023 (the
date that is 30 months from the closing date of the IPO)
(the "Extension Amendment Proposal").				Management	For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	8,854	0	23-Feb-2023	23-Feb-2023
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T205				Meeting Type	Special
Ticker Symbol	TWLVU				Meeting Date	28-Feb-2023
ISIN	US90118T2050				Agenda	935766038 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
determined by the Board).				Management	For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	17,400	0	23-Feb-2023	23-Feb-2023
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T106				Meeting Type	Special
Ticker Symbol	TWLV				Meeting Date	28-Feb-2023
ISIN	US90118T1060				Agenda	935766038 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
determined by the Board).				Management	For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
Proposal 1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	14,295	0	23-Feb-2023	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N102				Meeting Type	Special
Ticker Symbol	FSNB				Meeting Date	28-Feb-2023
ISIN	US36118N1028				Agenda	935767383 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
limits, see proxy material for full proposal).				Management	For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
proxy material for full proposal).				Management	For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	43,471	0	23-Feb-2023	23-Feb-2023
FUSION ACQUISITION CORP. II
Security	36118N201				Meeting Type	Special
Ticker Symbol	FSNBU				Meeting Date	28-Feb-2023
ISIN	US36118N2018				Agenda	935767383 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
limits, see proxy material for full proposal).				Management	For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
proxy material for full proposal).				Management	For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
Extension (the "Adjournment Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	24,801	0	23-Feb-2023	23-Feb-2023
NORTHERN STAR INVESTMENT CORP. IV
Security	66575B101				Meeting Type	Special
Ticker Symbol	NSTD				Meeting Date	01-Mar-2023
ISIN	US66575B1017				Agenda	935766406 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to September 4, 2023.			Management	For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	17,000	0	23-Feb-2023	23-Feb-2023
LIVE OAK MOBILITY ACQUISITION CORP.
Security	538126103				Meeting Type	Special
Ticker Symbol	LOKM				Meeting Date	02-Mar-2023
ISIN	US5381261032				Agenda	935766456 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend and
restate (the "Amendment") the Company's Amended and
Restated Certificate of Incorporation (our "charter") to
extend the date by which the Company must
consummate a business combination (the "Extension")
from 24 months from the closing of the Company's initial
public offering (the "IPO") to November 30, 2023 (the
"Extended Date" and, such proposal, the "Extension
Amendment Proposal" or "Proposal No. 1").				Management	For	For
2.

The Adjournment Proposal - A proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or if we
determine that additional time is necessary to effectuate
the Extension ("Adjournment Proposal" or "Proposal No.
2"). The Adjournment Proposal will only be presented at
the special meeting if there are not sufficient votes for,

approval of the Extension Amendment Proposal.

				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	65,000	0	28-Feb-2023	28-Feb-2023
AFRICAN GOLD ACQUISITION CORPORATION
Security	G0112R108				Meeting Type	Special
Ticker Symbol	AGAC				Meeting Date	02-Mar-2023
ISIN	KYG0112R1083				Agenda	935770443 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of African Gold's
Amended and Restated Articles of Association be deleted
in its entirety and replaced with the following new Article
49.7: "In the event that the Company does not
consummate a Business Combination upon the date
which is the later of (A) 2 June 2023 (or 2 March 2024, if
applicable under the provisions of this Article 49.7) and
(B) such later date as may be approved by the Members
in accordance ...(due to space limits, see proxy material
for full proposal).				Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of African Gold's Amended and Restated Articles
of Association be deleted in its entirety and replaced with
the following new Article 49.2(b): "provide Members with
the opportunity to have their Shares repurchased by
means of a tender offer for a per-Share repurchase price
payable in cash, equal to the aggregate amount then on
deposit in the Trust Account, calculated as of two ...(due
to space limits, see proxy material for full proposal).				Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of African Gold represented (either in ...(due to
space limits, see proxy material for full proposal).				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	892	0	28-Feb-2023	28-Feb-2023
DHC ACQUISITION CORP.
Security	G2758T109				Meeting Type	Special
Ticker Symbol	DHCA				Meeting Date	03-Mar-2023
ISIN	KYG2758T1094				Agenda	935769375 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend the
Memorandum and Articles of Association (our "Articles")
to extend the initial date by which DHC Acquisition Corp
must consummate a business combination from March 4,
2023 to December 4, 2023, subject to any additional
extensions as provided in our Articles.				Management	For	For
2.	Adjournment - To adjourn the Shareholder Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies, if, based on the tabulated vote at the time of the Shareholder Meeting, there are
insufficient Class A ordinary shares, par value $0.0001
per share, and Class B ordinary shares, par value
$0.0001 per share, of DHC Acquisition Corp (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Shareholder Meeting or at the
time of the Shareholder Meeting to approve Proposal No.
1.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	35,466	0	28-Feb-2023	28-Feb-2023
EATON VANCE FLOATING-RATE INCOME TRUST
Security	278279104				Meeting Type	Annual
Ticker Symbol	EFT				Meeting Date	16-Mar-2023
ISIN	US2782791048				Agenda	935763652 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	Thomas E. Faust Jr.				Split	Split
2	Cynthia E. Frost				Split	Split
3	Scott E. Wennerholm				Split	Split
4	Nancy A. Wiser				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	128,698	0	15-Mar-2023	15-Mar-2023
PGIM INVESTMENTS
Security	69346H100				Meeting Type	Annual
Ticker Symbol	ISD				Meeting Date	29-Mar-2023
ISIN	US69346H1005				Agenda	935765579 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class II Director: Kevin J. Bannon			Management	Split	Split
1.2	Election of Class II Director: Keith F. Hartstein			Management	Split	Split
1.3	Election of Class II Director: Grace C. Torres			Management	Split	Split
2.	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	50,000	0	28-Mar-2023	28-Mar-2023
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106				Meeting Type	Special
Ticker Symbol	BSGA				Meeting Date	11-Apr-2023
ISIN	VGG1195R1064				Agenda	935807961 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the amended and
restated agreement and plan of merger dated December
15, 2021 (as it may be amended and/or restated from
time to time, the "Merger Agreement"), by and among
Bitdeer Technologies Group, an exempted company with
limited liability incorporated under the laws of the
Cayman Islands ("BTG"), Bitdeer Technologies Holding
Company, an exempted company with limited liability
incorporated under the ...(due to space limits, see proxy
material for full proposal).				Management	For	For
2.	The Initial Mergers Proposal - to consider and vote upon
a proposal to approve, (1) the First SPAC Merger and the
plan of merger for the First SPAC Merger (the "First Plan
of Merger"), attached to the accompanying proxy
statement/prospectus as Annex A-5, and the transactions
contemplated thereunder, and (2) that upon the effective
time of the First SPAC Merger, (i) the amended and
restated memorandum and articles of association in the
form attached to the First Plan of Merger, a copy of
....(due to space limits, see proxy material for full
proposal).				Management	For	For
3.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, the issuance of securities in
connection with the Business Combination in order to
comply with Nasdaq Listing Rules 5635(a) and (b) (the
"Nasdaq Proposal").				Management	For	For
4.	The Governing Documents Proposal - to consider and
vote upon a proposal (the "Governing Documents
Proposal") in connection with the replacement of the
current Second Amended and Restated Memorandum
and Articles of Association (the "Existing BSGA Articles")
with the proposed Amended and Restated Memorandum
and Articles of Association of BTG (the "Amended BTG
Articles").				Management	For	For
5A.	Governing Documents Proposal A - to authorize the
effective change in authorized share capital from (i) the
maximum of 111,000,000 shares that BSGA is authorized
to issue, with no par value, divided into three classes of
shares as follows: (a) 100,000,000 class A ordinary
shares with no par value ("BSGA Class A Ordinary
Shares"); (b) 10,000,000 class B ordinary shares with no
par value ("BSGA Class B Ordinary Shares"); and (c)
1,000,000 preferred shares with no par value, to (ii) the
....(due to space limits, see proxy material for full
proposal).				Management	For	For
5B.	Governing Documents Proposal B - to authorize the
effective change in voting power in respect of the BSGA
Class A Ordinary Shares given that, following the
consummation of the Business Combination, each BTG
Class A Ordinary Share will be entitled to one (1) vote per
share compared with each BTG Class V Ordinary Share
being entitled to ten (10) votes per share, which change
will be effected given holders of BSGA Class A Ordinary
Shares will, effective as of the consummation of the
Business ...(due to space limits, see proxy material for full
proposal).				Management	For	For
5C.	Governing Documents Proposal C - to authorize the
effective change in the requirement of the number of
directors from (i) the minimum number of directors shall
be one and there shall be no maximum number of
directors to (ii) unless otherwise determined by BTG in
general meeting, the number of directors shall be no less
than three (3) and no more than twelve (12).				Management	For	For
5D.	Governing Documents Proposal D - to authorize all other
changes in connection with the effective replacement of
the Existing BSGA Articles with the Amended BTG
Articles effective as of the consummation of the Business
Combination, including changing the name from BSGA to
BTG, and removing certain provisions relating to BSGA's
status as a blank check company that will no longer be
applicable to BTG following consummation of the
Business Combination, which changes will be effected
given holders ...(due to space limits, see proxy material
for full proposal).				Management	For	For
6.	The BTG Incentive Plan Proposal - to consider and vote
upon a proposal to approve, the BTG incentive plan a
form of which is attached to the accompanying proxy
statement/prospectus as Annex C (the "BTG Incentive
Plan Proposal"), the approval of which the BSGA Board
believes is important in attracting, retaining and
rewarding high caliber employees who are essential to
BTG's success and in providing incentive to these
individuals to promote the success of BTG.				Management	For	For
7.	The Adjournment Proposal - to consider and approve, if
presented, a proposal to adjourn the Extraordinary
General Meeting to a later date or dates for the purpose
of soliciting additional proxies in favor of the approval of the Business Combination if, based on the tabulated
votes, there are not sufficient votes received at the time
of the Extraordinary General Meeting to approve any of
Proposals 1 through 6.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,124	0	04-Apr-2023	04-Apr-2023
WESTERN ASSET HIGH INC OPP FD INC.
Security	95766K109				Meeting Type	Annual
Ticker Symbol	HIO				Meeting Date	14-Apr-2023
ISIN	US95766K1097				Agenda	935780812 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class I Director to serve until the 2026 Annual Meeting: Robert D. Agdern			Management	Split	Split
1.2	Election of Class I Director to serve until the 2026 Annual Meeting: Carol L. Colman			Management	Split	Split
1.3	Election of Class I Director to serve until the 2026 Annual Meeting: Daniel P. Cronin			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending September 30, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV32	RIVERNORTH SPECIALTY FINANCE CORP FBO PERSHING	997RV32	STATE STREET BANK & TRUST CO	150,000	0	13-Apr-2023	13-Apr-2023
WESTERN ASSET HIGH INC OPP FD INC.
Security	95766K109				Meeting Type	Annual
Ticker Symbol	HIO				Meeting Date	14-Apr-2023
ISIN	US95766K1097				Agenda	935780812 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class I Director to serve until the 2026 Annual Meeting: Robert D. Agdern			Management	Split	Split
1.2	Election of Class I Director to serve until the 2026 Annual Meeting: Carol L. Colman			Management	Split	Split
1.3	Election of Class I Director to serve until the 2026 Annual Meeting: Daniel P. Cronin			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending September 30, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	139,360	0	13-Apr-2023	13-Apr-2023
WESTERN ASSET DIVERSIFIED INCOME FUND
Security	95790K109				Meeting Type	Annual
Ticker Symbol	WDI				Meeting Date	14-Apr-2023
ISIN	US95790K1097				Agenda	935780886 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class II Director to serve until the 2026 Annual Meeting: Paolo M. Cucchi			Management	Split	Split
1.2	Election of Class II Director to serve until the 2026 Annual Meeting: Eileen A. Kamerick			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	34,500	0	13-Apr-2023	13-Apr-2023
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104				Meeting Type	Special
Ticker Symbol	GBRG				Meeting Date	14-Apr-2023
ISIN	VGG3970D1042				Agenda	935814005 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	Reincorporation Merger Proposal - to approve the merger
of Goldenbridge with and into SunCar Technology Group
Inc. (the "PubCo"), a Cayman Islands exempted
company and wholly owned subsidiary of Goldenbridge,
with PubCo surviving the merger. The merger will change
Goldenbridge's place of incorporation from the British
Virgin Islands to the Cayman Islands. Goldenbridge
refers to the merger as the Reincorporation Merger.				Management	For	For
2)	Acquisition Merger Proposal - to approve the
authorization for PubCo's board of directors to complete
the merger of SunCar Technology Global Inc. (the
"Merger Sub"), a Cayman Islands exempted company
and wholly owned subsidiary of PubCo, into Auto
Services Group Limited (the "SunCar"), a Cayman
Islands exempted company, resulting in SunCar
becoming a wholly owned subsidiary of PubCo.
Goldenbridge refers to the merger as the Acquisition
Merger.				Management	For	For
3)	Nasdaq Proposal - to approve for purposes of complying
with Nasdaq Listing Rule 5635 (a) and (b), the issuance
of more than 20% of the issued and outstanding ordinary
shares of PubCo pursuant to the terms of the Merger
Agreement and the resulting change in control in
connection with the Business Combination.				Management	For	For
4)	Pre-Merger Charter Amendment Proposal - to approve the pre- merger charter amendment.			Management	For	For
5)	PubCo Charter Proposal - to approve each material
difference between the proposed PubCo's Amended and
Restated Memorandum and Articles of Association and
the amended and restated memorandum and articles of
association of Goldenbridge, as amended and restated
on November 24, 2022.				Management	For	For
6)	Adjournment Proposal - to approve the adjournment of the Extraordinary General Meeting in the event Goldenbridge does not receive the requisite shareholder vote to approve any of the above Proposals.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	60,293	0	12-Apr-2023	12-Apr-2023
FLAHERTY & CRUMRINE PREFERRED INCOME OPP
Security	33848E106				Meeting Type	Annual
Ticker Symbol	PFO				Meeting Date	19-Apr-2023
ISIN	US33848E1064				Agenda	935776748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Director: Morgan Gust			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	6,058	0	18-Apr-2023	18-Apr-2023
BLACKSTONE FUNDS
Security	09257D102				Meeting Type	Annual
Ticker Symbol	BGX				Meeting Date	19-Apr-2023
ISIN	US09257D1028				Agenda	935780709 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
2.1	Election of Trustee: Jane Siebels			Management	Split	Split
2.2	Election of Trustee: Daniel H. Smith, Jr.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	55,836	0	18-Apr-2023	18-Apr-2023
BLACKSTONE / GSO SENIOR FLT RATE TERM FD
Security	09256U105				Meeting Type	Annual
Ticker Symbol	BSL				Meeting Date	19-Apr-2023
ISIN	US09256U1051				Agenda	935780711 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Edward D'Alelio			Management	Split	Split
1.2	Election of Trustee: Jane Siebels			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	48,700	0	18-Apr-2023	18-Apr-2023
BLACKSTONE / GSO SENIOR FLT RATE TERM FD
Security	09256U105				Meeting Type	Annual
Ticker Symbol	BSL				Meeting Date	19-Apr-2023
ISIN	US09256U1051				Agenda	935780711 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Edward D'Alelio			Management	Split	Split
1.2	Election of Trustee: Jane Siebels			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV32	RIVERNORTH SPECIALTY FINANCE CORP FBO PERSHING	997RV32	STATE STREET BANK & TRUST CO	40,000	0	18-Apr-2023	18-Apr-2023
THE NEW AMERICA HIGH INCOME FUND, INC.
Security	641876800				Meeting Type	Annual
Ticker Symbol	HYB				Meeting Date	27-Apr-2023
ISIN	US6418768007				Agenda	935770746 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Joseph L. Bower				Split	Split
2	Stuart A. McFarland				Split	Split
3	Marguerite Piret				Split	Split
4	Ellen E. Terry				Split	Split
5	Luis Viceira				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	35,503	0	26-Apr-2023	26-Apr-2023
BARINGS BDC, INC.
Security	06759L103				Meeting Type	Annual
Ticker Symbol	BBDC				Meeting Date	04-May-2023
ISIN	US06759L1035				Agenda	935787183 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers			Management	Split	Split
1b.	Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal			Management	Split	Split
1c.	Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer			Management	Split	Split
2.	To authorize the Company, with subsequent approval of
its Board of Directors, to issue and sell shares of its
common stock at a price below its then current net asset
value per share in one or more offerings, subject to
certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then
outstanding common stock immediately prior to each
such offering).				Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV32	RIVERNORTH SPECIALTY FINANCE CORP FBO PERSHING	997RV32	STATE STREET BANK & TRUST CO	75,000	0	03-May-2023	03-May-2023
BARINGS BDC, INC.
Security	06759L103				Meeting Type	Annual
Ticker Symbol	BBDC				Meeting Date	04-May-2023
ISIN	US06759L1035				Agenda	935787183 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers			Management	Split	Split
1b.	Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal			Management	Split	Split
1c.	Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer			Management	Split	Split
2.	To authorize the Company, with subsequent approval of
its Board of Directors, to issue and sell shares of its
common stock at a price below its then current net asset
value per share in one or more offerings, subject to
certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then
outstanding common stock immediately prior to each
such offering).				Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	107,849	0	03-May-2023	03-May-2023
NUVEEN PREFERED & CONVERTIBLE INCOME 2
Security	67073D102				Meeting Type	Annual
Ticker Symbol	JQC				Meeting Date	08-May-2023
ISIN	US67073D1028				Agenda	935816679 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	Robert L. Young*				Split	Split
2	Amy B.R. Lancellotta**				Split	Split
3	John K. Nelson**				Split	Split
4	Terence J. Toth**				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	122,069	0	05-May-2023	05-May-2023
NUVEEN PREFERRED AND INC SECURITIES FD
Security	67072C105				Meeting Type	Annual
Ticker Symbol	JPS				Meeting Date	08-May-2023
ISIN	US67072C1053				Agenda	935816679 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management
1	Robert L. Young*				For	For
2	Amy B.R. Lancellotta**				For	For
3	John K. Nelson**				For	For
4	Terence J. Toth**				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	82,837	0	25-Apr-2023	25-Apr-2023
NUVEEN VARIABLE RATE PREFERRED & INCOME
Security	67080R102				Meeting Type	Annual
Ticker Symbol	NPFD				Meeting Date	08-May-2023
ISIN	US67080R1023				Agenda	935816679 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management
1	Robert L. Young*				For	For
2	Amy B.R. Lancellotta**				For	For
3	John K. Nelson**				For	For
4	Terence J. Toth**				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	33,115	0	25-Apr-2023	25-Apr-2023
CHURCHILL CAPITAL CORP VII
Security	17144M102				Meeting Type	Special
Ticker Symbol	CVII				Meeting Date	11-May-2023
ISIN	US17144M1027				Agenda	935834792 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VII ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
Proposal").				Management	For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
necessary to effectuate the Extension.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	52,201	0	25-Apr-2023	25-Apr-2023
CHURCHILL CAPITAL CORP VI
Security	17143W101				Meeting Type	Special
Ticker Symbol	CCVI				Meeting Date	11-May-2023
ISIN	US17143W1018				Agenda	935836948 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VI ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
Proposal").				Management	For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
necessary to effectuate the Extension.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	45,000	0	25-Apr-2023	25-Apr-2023
WESTERN ASSET PREMIER BOND FUND
Security	957664105				Meeting Type	Annual
Ticker Symbol	WEA				Meeting Date	19-May-2023
ISIN	US9576641057				Agenda	935829981 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Robert Abeles, Jr.				Split	Split
2	Jane F. Dasher				Split	Split
3	Anita L. DeFrantz				Split	Split
4	Susan B. Kerley				Split	Split
5	Michael Larson				Split	Split
6	Avedick B. Poladian				Split	Split
7	William E. B. Siart				Split	Split
8	Jaynie M. Studenmund				Split	Split
9	Peter J. Taylor				Split	Split
10	Ronald Olson				Split	Split
11	Jane E. Trust				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	2,800	0	18-May-2023	18-May-2023
VIRTUS INVESTMENT PARTNERS
Security	92829B101				Meeting Type	Annual
Ticker Symbol	VGI				Meeting Date	22-May-2023
ISIN	US92829B1017				Agenda	935837154 - Opposition

Item	Proposal			Proposed by	Vote	For/Against Management
8a.	Election of Class II Trustee: Donald C. Burke			Management	Split	Split
8b.	Election of Class II Trustee: Sarah E. Cogan			Management	Split	Split
8c.	Election of Class II Trustee: Sidney E. Harris			Management	Split	Split
8d.	Election of Class II Trustee: John R. Mallin			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	116,278	0	19-May-2023	19-May-2023
GRAF ACQUISITION CORP. IV
Security	384272100				Meeting Type	Special
Ticker Symbol	GFOR				Meeting Date	22-May-2023
ISIN	US3842721009				Agenda	935864202 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to (i)
extend the date by which the Company must
consummate the Business Combination (as defined
below) from 05/25/2023 to 09/29/2023 (the "Extended
Date"), and (ii) permit the Company's board of directors
(the "Board"), in its sole discretion, to elect to wind up the
Company's  operations on an earlier date than the
Extended Date as determined by the Board.				Management	For	For
2.	Adjournment Proposal - A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal, or to provide additional
time to effectuate the Extension (the "Adjournment
Proposal").				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,295	0	09-May-2023	09-May-2023
OCEANTECH ACQUISITIONS I CORP.
Security	675507107				Meeting Type	Special
Ticker Symbol	OTEC				Meeting Date	30-May-2023
ISIN	US6755071072				Agenda	935867727 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Amended and Restated Certificate of Incorporation to
extend the date by which the Company has to complete a
business combination from June 2, 2023 to June 2, 2024,
or such earlier date as determined by the Board of
Directors, which we refer to as the "Extension
Amendment Proposal."				Management	For	For
2.	Trust Amendment Proposal - Amend the Company's
Amended and Restated Investment Management Trust
Agreement, dated as of November 30, 2023, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from June 2, 2023 to June
2, 2024 and (ii) updating certain defined terms in the
Trust Agreement.				Management	For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal."				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	22,253	0	15-May-2023	15-May-2023
NUVEEN SENIOR INCOME FUND
Security	67067Y104				Meeting Type	Annual
Ticker Symbol	NSL				Meeting Date	08-Jun-2023
ISIN	US67067Y1047				Agenda	935816718 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Merger pursuant
to which Nuveen Senior Income Fund (a "Target Fund")
would be merged with and into NFRIF Merger Sub, LLC,
a Massachusetts limited liability company and wholly-
owned subsidiary of Nuveen Floating Rate Income Fund
(the "Acquiring Fund"), with the issued and outstanding
common and preferred shares of the Target Fund being
converted into newly issued common and preferred
shares of the Acquiring Fund.				Management	For	For
3.	DIRECTOR			Management
1	Robert L. Young*				For	For
2	Amy B. R. Lancellotta#				For	For
3	John K. Nelson#				For	For
4	Terence J. Toth#				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	125,566	0	25-Apr-2023	25-Apr-2023
NUVEEN SENIOR INCOME FUND
Security	67067Y104				Meeting Type	Annual
Ticker Symbol	NSL				Meeting Date	08-Jun-2023
ISIN	US67067Y1047				Agenda	935866612 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Merger pursuant
to which Nuveen Senior Income Fund (a "Target Fund")
would be merged with and into NFRIF Merger Sub, LLC,
a Massachusetts limited liability company and wholly-
owned subsidiary of Nuveen Floating Rate Income Fund
(the "Acquiring Fund"), with the issued and outstanding
common and preferred shares of the Target Fund being
converted into newly issued common and preferred
shares of the Acquiring Fund.				Management	For	For
3.	DIRECTOR			Management
1	Robert L. Young*				For	For
2	Amy B. R. Lancellotta#				For	For
3	John K. Nelson#				For	For
4	Terence J. Toth#				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	125,566	0	30-May-2023	30-May-2023
XAI OCTAGON FUNDS
Security	98400T205				Meeting Type	Annual
Ticker Symbol	XFLTPR				Meeting Date	08-Jun-2023
ISIN	US98400T2050				Agenda	935868325 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	Election of Class III Trustee to serve until the 2026 annual meeting: Scott Craven Jones			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	167,487	0	07-Jun-2023	07-Jun-2023
JAWS HURRICANE ACQUISITION CORPORATION
Security	47201B103				Meeting Type	Special
Ticker Symbol	HCNE				Meeting Date	08-Jun-2023
ISIN	US47201B1035				Agenda	935877451 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend the
Company's amended and restated certificate of
incorporation to extend the date (the "Termination Date")
by which the Company has to consummate an initial
business combination from June 15, 2023 (the "Original
Termination Date") to June 15, 2024 (the "Charter
Extension Date"), unless the closing of a Business
Combination shall have occurred prior thereto, or such
earlier date as is determined by the board of directors of
the Company (the "Board" to be in the best interests of
the Company.				Management	For	For
2.	To amend the Company's Certificate of Incorporation to
eliminate from the Certificate of Incorporation the
limitation that the Company may not redeem Public Stock
(as defined below) to the extent that such redemption
would result in the Company having net tangible assets
(as determined in accordance with Rule 3a51- 1(g)(1) of
the Securities Exchange Act of 1934, as amended) of
less than $5,000,001 (the "Redemption Limitation") in
order to allow the Company to redeem Public Stock
irrespective of whether such redemption would exceed
the Redemption Limitation.				Management	For	For
3.	Trust Amendment Proposal - To amend the Investment
Management Trust Agreement (the "Trust Agreement"),
dated June 15, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), to extend the date on which Continental
must liquidate the Trust Account (the "Trust Account")
established in connection with the Company's initial
public offering ("IPO") if the Company has not completed
its initial business combination, from June 15, 2023 to
June 15, 2024.				Management	For	For
4.	To adjourn the Stockholder Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if (i) based upon the tabulated vote at the time
of the Stockholder Meeting, there are insufficient shares
of Class A common stock, par value $0.0001 per share,
and Class B common stock, par value $0.0001 per share
in the capital of the Company. (ii) the holders of Public
Stock have elected to redeem an amount of shares in
connection with the Stockholder Meeting.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	30,000	0	02-Jun-2023	02-Jun-2023
MOUNTAIN CREST ACQUISITION CORP IV
Security	62403K108				Meeting Type	Special
Ticker Symbol	MCAF				Meeting Date	22-Jun-2023
ISIN	US62403K1088				Agenda	935892085 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	SECOND EXTENSION AMENDMENT - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION,
AS AMENDED, TO EXTEND THE DATE BY WHICH
THE COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION FROM JULY 2, 2023 TO JANUARY 2,
2024 IN EXCHANGE FOR THE COMPANY
DEPOSITING $250,000 INTO THE TRUST FUND AS
DEFINED IN THE CHARTER.				Management	For	For
2.	ADJOURNMENT - APPROVAL TO PERMIT THE CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES, IF DESIRED.			Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	15,335	0	12-Jun-2023	12-Jun-2023
COLISEUM ACQUISITION CORP.
Security	G2263T123				Meeting Type	Special
Ticker Symbol	MITA				Meeting Date	22-Jun-2023
ISIN	KYG2263T1233				Agenda	935893912 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	Extension Amendment Proposal - To approve, as a
special resolution, an amendment to Coliseum's
Amended and Restated Memorandum of Association and
Articles of Association (as may be amended from time to
time, together, the "Articles of Association") as provided
by the first resolution in the form set forth in Annex A to
the accompanying proxy statement, to extend the date by
which it has to consummate a business combination from
June 25, 2023 (the "Termination Date") to June 25, 2024
(as extended, the "Extended Date").				Management	For	For
2)	NTA Requirement Amendment Proposal - To approve, as
a special resolution, as provided in the second resolution
in the form set forth in Annex A to the accompanying
proxy statement, an amendment to the Articles of
Association to remove the net tangible asset requirement
from the Articles of Association in order to expand the
methods that Coliseum may employ so as not to become
subject to the "penny stock" rules of the Securities and
Exchange Commission.				Management	For	For
3)	To approve, as a special resolution, as provided in the
third resolution in the form set forth in Annex A to the
accompanying proxy statement, an amendment to the
Articles of Association to provide for the right of a holder of the Company's Class B ordinary shares, par value
$0.001 per share to convert into Class A ordinary shares,
par value $0.001 per share, of the Company (the "Class
A Ordinary Shares" or "Public Shares") on a one-for-one
basis at any time and from time to time prior to the
closing of a business combination at the election of the
holder.				Management	For	For
4)	Adjournment Proposal - To approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Extraordinary General
Meeting, there are not sufficient votes to approve the
Extension Amendment Proposal, the NTA Requirement
Amendment, or the Founder Share Amendment
Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	12,978	0	14-Jun-2023	14-Jun-2023
PIMCO DYNAMIC INCOME FUND
Security	72201Y101				Meeting Type	Annual
Ticker Symbol	PDI				Meeting Date	29-Jun-2023
ISIN	US72201Y1010				Agenda	935880395 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney			Management	Split	Split
1.2	Election of Trustee: E. Grace Vandecruze			Management	Split	Split
1.3	Election of Trustee: Joseph B. Kittredge, Jr.			Management	Split	Split
1.4	Election of Trustee: David Fisher			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	96,437	0	28-Jun-2023	28-Jun-2023
FRONTIER INVESTMENT CORP
Security	G36816109				Meeting Type	Special
Ticker Symbol	FICV				Meeting Date	29-Jun-2023
ISIN	KYG368161090				Agenda	935891134 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1)	To approve, as a special resolution, an amendment to
FRONTIER's Amended and Restated Memorandum of
Association and Articles of Association (as may be
amended from time to time, together, the "Articles of
Association") as provided by the first resolution in the
form set forth in Annex A to the accompanying proxy
statement, to extend the date by which FRONTIER must
consummate a business combination from July 6, 2023
(the "Termination Date") to July 6, 2024 (the "Extended
Date"). A copy of the Amendment is attached to the proxy
statement as Annex A.				Management	For	For
2)	Trust Agreement Amendment Proposal - To approve, as
a special resolution, as provided in Annex B to the
accompanying proxy statement, an amendment to
FRONTIER's investment management trust agreement,
dated as of July 6, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company (the "Trustee"), to extend the Termination
Date from July 6, 2023 to July 6, 2024, the Extended
Date. A copy of the Amendment is attached to the proxy
statement as Annex B.				Management	For	For
3)	NTA Requirement Amendment Proposal - To approve, as
a special resolution, as provided in the second resolution
in the form set forth in Annex A to the accompanying
proxy statement, an amendment to the Articles of
Association to remove the net tangible asset requirement
from the Articles of Association in order to expand the
methods that FRONTIER may employ so as not to
become subject to the "penny stock" rules of the
Securities and Exchange Commission. A copy of the
Amendment is attached to the proxy statement as Annex
A.				Management	For	For
4)	The Founder Share Amendment Proposal - To approve,
as a special resolution, as provided in the third resolution in the form set forth in Annex A to the accompanying
proxy statement, an amendment to Articles of Association
to provide the right of a holder of the Company's Class B
ordinary shares, par value $0.0001 per share to convert
into Class A ordinary shares, par value $0.0001 per
share, of the Company on a one-for-one basis at any
time to the closing of a business combination. A copy of
the Amendment is attached to the proxy statement as
Annex A.				Management	For	For
5)	The Adjournment Proposal - To approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Extraordinary General
Meeting, there are not sufficient votes to approve the
Extension Amendment Proposal, the Trust Agreement
Amendment Proposal, the NTA Requirement
Amendment, or the Founder Share Amendment
Proposal.				Management	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1O	RN SPECIALTY FINANCE CORP	997RV1O	STATE STREET BANK & TRUST CO	21,852	0	12-Jun-2023	12-Jun-2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Capital and Income Fund, Inc.

/s/ Patrick W. Galley
By:	Patrick W. Galley
Title:	President and Chairman of the Board
Date:	August 18, 2023